UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

July 31, 2005

1.804838.101

IBF-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.2%
General Motors Corp. 8.25% 7/15/23	$ 14,490	$ 12,969
Media - 0.8%
AOL Time Warner, Inc. 6.875% 5/1/12	15,495	17,258
Cox Communications, Inc.:
4.625% 1/15/10	5,000	4,914
4.625% 6/1/13	5,765	5,510
7.125% 10/1/12	7,310	8,077
Hearst-Argyle Television, Inc. 7% 11/15/07	6,500	6,779
Liberty Media Corp.:
5.7% 5/15/13	16,415	15,192
8.25% 2/1/30	5,300	5,348
		63,078
TOTAL CONSUMER DISCRETIONARY		76,047
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (b)	8,370	8,224
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	10,705	11,731
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500	2,690
		14,421
TOTAL CONSUMER STAPLES		22,645
ENERGY - 2.5%
Energy Equipment & Services - 0.4%
Petronas Capital Ltd. 7% 5/22/12 (b)	29,400	32,979
Oil, Gas & Consumable Fuels - 2.1%
Amerada Hess Corp. 6.65% 8/15/11	14,136	15,352
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	10,265	10,196
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	7,914	8,607
EnCana Holdings Finance Corp. 5.8% 5/1/14	9,605	10,133
Enterprise Products Operating LP:
4.625% 10/15/09	6,540	6,436
5.6% 10/15/14	1,975	2,003
Kerr-McGee Corp. 6.875% 9/15/11	8,405	8,943
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	8,675	8,652
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP: - continued
5.35% 8/15/07	$ 7,500	$ 7,543
Nexen, Inc.:
5.05% 11/20/13	7,830	7,783
5.2% 3/10/15	6,250	6,201
Pemex Project Funding Master Trust:
6.125% 8/15/08	17,000	17,425
7.375% 12/15/14	13,000	14,365
7.875% 2/1/09 (g)	7,850	8,517
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	9,700	11,349
Williams Companies, Inc.:
7.125% 9/1/11	4,580	4,992
7.5% 1/15/31	4,915	5,468
		153,965
TOTAL ENERGY		186,944
FINANCIALS - 11.6%
Capital Markets - 2.0%
Bank of New York Co., Inc. 3.4% 3/15/13 (g)	9,150	8,826
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	10,115	10,150
Goldman Sachs Group, Inc.:
4.5% 6/15/10	7,300	7,206
5.25% 10/15/13	10,750	10,904
5.7% 9/1/12	18,260	19,055
6.6% 1/15/12	9,455	10,316
Legg Mason, Inc. 6.75% 7/2/08	17,000	18,058
Lehman Brothers Holdings, Inc. 7% 2/1/08	12,790	13,522
Merrill Lynch & Co., Inc. 4.25% 2/8/10	13,855	13,599
Morgan Stanley:
3.625% 4/1/08	14,340	14,008
3.875% 1/15/09	4,410	4,307
NationsBank Corp. 6.375% 2/15/08	5,000	5,222
Scotland International Finance No. 2 BV:
4.25% 5/23/13 (b)	5,250	5,066
yankee 7.7% 8/15/10 (b)	8,000	9,059
State Street Corp. 7.65% 6/15/10	3,000	3,411
		152,709
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.8%
Bank of America Corp. 7.4% 1/15/11	$ 9,750	$ 11,073
Corporacion Andina de Fomento 5.2% 5/21/13	5,145	5,153
First Union Corp. 6.4% 4/1/08	5,000	5,224
Key Bank NA 7% 2/1/11	11,045	12,203
Korea Development Bank:
3.875% 3/2/09	15,040	14,608
5.75% 9/10/13	6,145	6,434
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	7,000	7,321
National Australia Bank Ltd. yankee 6.6% 12/10/07	10,000	10,470
PNC Funding Corp. 7.5% 11/1/09	9,580	10,569
U.S. Bank NA, Minnesota 5.7% 12/15/08	15,750	16,273
Union Planters National Bank, Memphis 5.125% 6/15/07	5,145	5,202
Wachovia Bank NA 4.875% 2/1/15	6,065	6,020
Wachovia Corp.:
4.375% 6/1/10	10,000	9,895
4.875% 2/15/14	4,951	4,915
Wells Fargo & Co. 4% 9/10/12 (g)	5,735	5,650
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	4,000	4,509
		135,519
Consumer Finance - 2.5%
Capital One Bank 5% 6/15/09	8,375	8,444
Ford Motor Credit Co.:
7% 10/1/13	28,845	28,024
7.375% 2/1/11	12,250	12,170
7.875% 6/15/10	18,500	18,672
General Electric Capital Corp. 6% 6/15/12	44,700	47,820
General Motors Acceptance Corp. 5.53% 12/1/14 (g)	10,535	9,584
Household Finance Corp. 4.125% 11/16/09	41,375	40,403
Household International, Inc. 8.875% 2/15/08	12,875	13,176
MBNA Corp. 6.25% 1/17/07	6,538	6,701
		184,994
Diversified Financial Services - 1.1%
Alliance Capital Management LP 5.625% 8/15/06	7,995	8,049
Allstate Life Global Funding II 4.25% 9/10/08 (b)	6,525	6,476
International Lease Finance Corp. 4.375% 11/1/09	11,915	11,764
JPMorgan Chase & Co.:
5.75% 1/2/13	12,250	12,912
6.75% 2/1/11	16,015	17,443
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding II 6.25% 5/15/07 (b)	$ 12,100	$ 12,452
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	10,500	11,000
		80,096
Insurance - 0.8%
Aegon NV 4.75% 6/1/13	13,180	12,986
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	7,810	8,329
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (b)	9,200	10,331
Principal Life Global Funding I 6.25% 2/15/12 (b)	10,600	11,452
Prudential Financial, Inc. 4.104% 11/15/06	7,405	7,385
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	8,475	9,616
		60,099
Real Estate - 2.8%
Archstone Smith Operating Trust 5.25% 5/1/15	6,450	6,442
Arden Realty LP 5.2% 9/1/11	5,680	5,639
Boston Properties, Inc. 6.25% 1/15/13	8,970	9,549
Brandywine Operating Partnership LP 4.5% 11/1/09	17,825	17,322
BRE Properties, Inc.:
4.875% 5/15/10	9,285	9,164
5.75% 9/1/09	5,000	5,150
Camden Property Trust:
4.375% 1/15/10	7,700	7,488
5.875% 11/30/12	8,440	8,691
CarrAmerica Realty Corp. 3.625% 4/1/09	14,990	14,271
CenterPoint Properties Trust 5.75% 8/15/09	6,540	6,752
Colonial Properties Trust 4.75% 2/1/10	7,355	7,176
Developers Diversified Realty Corp.:
4.625% 8/1/10	11,640	11,363
5% 5/3/10	7,285	7,254
EOP Operating LP:
4.65% 10/1/10	10,000	9,811
4.75% 3/15/14	3,380	3,276
7% 7/15/11	1,750	1,922
Gables Realty LP 5% 3/15/10	4,535	4,441
Heritage Property Investment Trust, Inc. 5.125% 4/15/14	12,250	11,989
Post Apartment Homes LP 5.45% 6/1/12	9,290	9,240
ProLogis 5.5% 3/1/13	7,075	7,246
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate - continued
Simon Property Group LP:
4.6% 6/15/10 (b)	$ 6,420	$ 6,318
4.875% 8/15/10	15,080	14,999
5.1% 6/15/15 (b)	9,490	9,348
Spieker Properties LP 7.25% 5/1/09	11,700	12,610
		207,461
Thrifts & Mortgage Finance - 0.6%
Abbey National PLC 6.69% 10/17/05	3,280	3,299
Countrywide Home Loans, Inc. 4% 3/22/11	9,640	9,173
Independence Community Bank Corp. 3.75% 4/1/14 (g)	2,785	2,677
Residential Capital Corp. 6.375% 6/30/10 (b)	8,845	8,985
Washington Mutual, Inc.:
4.375% 1/15/08	15,820	15,742
4.625% 4/1/14	2,105	2,009
		41,885
TOTAL FINANCIALS		862,763
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (b)	10,360	10,277
Bombardier, Inc.:
6.3% 5/1/14 (b)	10,715	10,072
7.45% 5/1/34 (b)	1,020	887
Northrop Grumman Corp. 4.079% 11/16/06	8,300	8,239
		29,475
Airlines - 0.5%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,257	1,294
6.978% 10/1/12	3,006	3,125
7.024% 4/15/11	7,000	7,275
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	5,014	4,941
6.82% 5/1/18	1,710	1,629
7.056% 3/15/11	3,130	3,249
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	$ 5,770	$ 5,409
7.57% 11/18/10	14,855	13,814
		40,736
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (b)	3,625	3,868
Hutchison Whampoa International 03/33 Ltd. 6.25% 1/24/14 (b)	7,335	7,747
		11,615
Road & Rail - 0.1%
Norfolk Southern Corp. 6% 4/30/08	9,250	9,551
TOTAL INDUSTRIALS		91,377
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (b)	5,315	5,664
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	7,265	7,869
TOTAL MATERIALS		13,533
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.5%
Ameritech Capital Funding Corp. 6.25% 5/18/09	5,520	5,792
AT&T Broadband Corp. 8.375% 3/15/13	13,123	15,775
BellSouth Corp.:
4.2% 9/15/09	9,835	9,679
5.2% 9/15/14	18,795	19,061
British Telecommunications PLC 8.375% 12/15/10	11,580	13,531
Koninklijke KPN NV yankee 8% 10/1/10	16,667	19,008
SBC Communications, Inc. 5.875% 2/1/12	22,365	23,573
Sprint Capital Corp. 8.375% 3/15/12	12,500	14,824
Telecom Italia Capital:
4% 1/15/10 (b)	7,550	7,285
4.95% 9/30/14 (b)	10,080	9,880
Telefonos de Mexico SA de CV 4.75% 1/27/10 (b)	19,750	19,484
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Global Funding Corp. 7.25% 12/1/10	$ 8,218	$ 9,156
Verizon New York, Inc. 6.875% 4/1/12	14,865	16,194
		183,242
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 4.125% 3/1/09	6,695	6,494
AT&T Wireless Services, Inc. 7.875% 3/1/11	19,630	22,486
		28,980
TOTAL TELECOMMUNICATION SERVICES		212,222
UTILITIES - 3.1%
Electric Utilities - 2.2%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,645	8,927
Duke Capital LLC:
4.37% 3/1/09	8,965	8,884
6.25% 2/15/13	20,545	22,003
Exelon Corp.:
4.9% 6/15/15	9,600	9,420
6.75% 5/1/11	5,060	5,522
Exelon Generation Co. LLC 5.35% 1/15/14	9,500	9,665
FirstEnergy Corp.:
5.5% 11/15/06	5,640	5,712
6.45% 11/15/11	17,040	18,324
FPL Group Capital, Inc.:
3.25% 4/11/06	4,425	4,397
7.625% 9/15/06	2,695	2,791
Monongahela Power Co. 5% 10/1/06	6,860	6,889
Niagara Mohawk Power Corp. 8.875% 5/15/07	2,485	2,667
Oncor Electric Delivery Co. 6.375% 5/1/12	6,987	7,554
Progress Energy, Inc. 7.1% 3/1/11	24,500	26,921
Public Service Co. of Colorado 5.5% 4/1/14	13,045	13,606
Southwestern Public Service Co. 5.125% 11/1/06	3,000	3,023
TXU Energy Co. LLC 7% 3/15/13	6,930	7,667
		163,972
Gas Utilities - 0.1%
Texas Eastern Transmission Corp. 7.3% 12/1/10	6,295	6,984
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	$ 11,295	$ 12,511
TXU Corp. 5.55% 11/15/14 (b)	8,680	8,462
		20,973
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
4.75% 12/15/10	10,560	10,487
5.15% 7/15/15	6,250	6,219
6.25% 6/30/12	9,090	9,717
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	6,305	6,562
Sempra Energy 7.95% 3/1/10	4,289	4,809
		37,794
TOTAL UTILITIES		229,723
TOTAL NONCONVERTIBLE BONDS (Cost $1,671,215)		1,695,254
U.S. Government and Government Agency Obligations - 35.0%

U.S. Government Agency Obligations - 7.4%
Fannie Mae:
2.5% 6/15/06	73,500	72,528
3.25% 1/15/08	15,650	15,283
3.25% 8/15/08	92,035	89,324
3.25% 2/15/09	38,091	36,726
3.375% 12/15/08	31,355	30,442
5.5% 3/15/11	44,645	46,884
6% 5/15/11	47,960	51,603
6.25% 2/1/11	134,795	144,812
Financing Corp. - coupon STRIPS 0% 10/5/05	1,000	994
Freddie Mac:
5% 1/30/14	23,200	23,056
5% 7/15/14	16,545	17,066
5.85% 2/21/06	2,425	2,450
5.875% 3/21/11	3,420	3,626
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	228	230
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.89% 8/15/05	$ 2,917	$ 2,918
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	8,130	8,590
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	3,715	3,754
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		550,286
U.S. Treasury Inflation Protected Obligations - 5.0%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	107,750	103,514
2% 1/15/14 (d)	262,191	265,066
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		368,580
U.S. Treasury Obligations - 22.6%
U.S. Treasury Bonds 12% 8/15/13	115,350	141,110
U.S. Treasury Notes:
3.125% 1/31/07	200,795	198,301
3.125% 4/15/09	242,170	233,968
3.375% 10/15/09	190,000	184,352
3.625% 4/30/07	245,669	244,076
3.625% 6/30/07 (c)	223,734	222,117
4.25% 8/15/13	125,732	125,889
4.75% 5/15/14	297,985	308,397
6.5% 2/15/10	20,000	21,923
TOTAL U.S. TREASURY OBLIGATIONS		1,680,133
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,610,868)		2,598,999
U.S. Government Agency - Mortgage Securities - 9.4%

Fannie Mae - 8.1%
3.463% 4/1/34 (g)	2,904	2,893
3.753% 10/1/33 (g)	1,189	1,171
3.786% 12/1/34 (g)	1,465	1,449
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.793% 6/1/34 (g)	$ 5,255	$ 5,133
3.828% 1/1/35 (g)	1,251	1,240
3.838% 1/1/35 (g)	3,498	3,484
3.867% 1/1/35 (g)	2,029	2,018
3.876% 11/1/34 (g)	7,970	7,905
3.913% 12/1/34 (g)	1,118	1,109
3.97% 5/1/33 (g)	405	402
3.975% 1/1/35 (g)	1,562	1,546
3.981% 12/1/34 (g)	1,507	1,491
4.008% 12/1/34 (g)	8,126	8,110
4.011% 1/1/35 (g)	973	964
4.023% 2/1/35 (g)	1,125	1,115
4.03% 1/1/35 (g)	552	549
4.045% 5/1/34 (g)	457	456
4.049% 2/1/35 (g)	1,058	1,050
4.053% 10/1/18 (g)	1,254	1,242
4.079% 4/1/33 (g)	403	403
4.104% 2/1/35 (g)	769	766
4.11% 2/1/35 (g)	790	788
4.117% 2/1/35 (g)	2,089	2,081
4.118% 1/1/35 (g)	2,290	2,280
4.121% 2/1/35 (g)	4,257	4,237
4.137% 1/1/35 (g)	3,958	3,942
4.138% 2/1/35 (g)	2,573	2,583
4.144% 1/1/35 (g)	3,257	3,272
4.154% 2/1/35 (g)	2,126	2,120
4.178% 1/1/35 (g)	4,382	4,423
4.183% 1/1/35 (g)	1,937	1,935
4.189% 11/1/34 (g)	592	591
4.197% 1/1/35 (g)	2,427	2,411
4.232% 3/1/34 (g)	1,106	1,102
4.25% 2/1/35 (g)	1,226	1,219
4.258% 10/1/34 (g)	3,190	3,209
4.267% 10/1/34 (g)	3,323	3,328
4.293% 3/1/35 (g)	1,188	1,188
4.297% 7/1/34 (g)	1,125	1,128
4.302% 1/1/35 (g)	1,591	1,581
4.306% 8/1/33 (g)	2,600	2,589
4.315% 3/1/33 (g)	608	607
4.323% 5/1/35 (g)	1,810	1,807
4.335% 2/1/35 (g)	821	819
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.349% 1/1/35 (g)	$ 1,214	$ 1,204
4.351% 1/1/35 (g)	1,199	1,194
4.367% 2/1/34 (g)	3,050	3,042
4.372% 4/1/35 (g)	827	826
4.401% 2/1/35 (g)	1,937	1,923
4.409% 5/1/35 (g)	3,634	3,636
4.433% 11/1/34 (g)	19,796	19,789
4.455% 3/1/35 (g)	1,696	1,681
4.467% 10/1/34 (g)	7,019	7,021
4.479% 4/1/34 (g)	2,135	2,138
4.489% 8/1/34 (g)	4,125	4,123
4.5% 3/1/35 (g)	3,762	3,750
4.508% 1/1/35 (g)	2,134	2,147
4.529% 3/1/35 (g)	3,464	3,450
4.554% 7/1/35 (g)	4,475	4,477
4.564% 2/1/35 (g)	8,546	8,556
4.57% 2/1/35 (g)	1,373	1,377
4.619% 2/1/35 (g)	3,747	3,733
4.645% 2/1/35 (g)	983	988
4.649% 11/1/34 (g)	4,406	4,415
4.687% 11/1/34 (g)	4,337	4,342
4.714% 3/1/35 (g)	11,076	11,120
4.74% 7/1/34 (g)	3,828	3,803
4.741% 3/1/35 (g)	2,060	2,060
4.823% 12/1/34 (g)	3,533	3,546
4.847% 12/1/34 (g)	1,424	1,429
5% 12/1/17 to 8/1/18	78,158	78,400
5.123% 2/1/35 (g)	11,172	11,153
5.137% 5/1/35 (g)	1,213	1,215
5.204% 6/1/35 (g)	6,242	6,323
5.366% 12/1/32 (g)	1,886	1,907
5.5% 3/1/14 to 12/1/33	175,753	179,092
5.817% 5/1/35 (g)	8,642	8,734
6.5% 4/1/13 to 3/1/35	107,503	111,424
7% 7/1/25 to 2/1/32	216	228
7.5% 8/1/13 to 8/1/29	1,937	2,069
12.5% 3/1/15 to 8/1/15	31	34
TOTAL FANNIE MAE		600,085
Freddie Mac - 0.9%
4.106% 12/1/34 (g)	1,400	1,392
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.13% 12/1/34 (g)	$ 2,007	$ 1,998
4.223% 1/1/35 (g)	1,993	1,985
4.3% 5/1/35 (g)	3,098	3,082
4.311% 12/1/34 (g)	1,798	1,788
4.312% 3/1/35 (g)	1,764	1,759
4.351% 1/1/35 (g)	4,447	4,453
4.368% 3/1/35 (g)	2,584	2,555
4.4% 2/1/35 (g)	3,532	3,493
4.404% 2/1/35 (g)	3,899	3,889
4.446% 3/1/35 (g)	1,595	1,577
4.449% 2/1/34 (g)	1,992	1,983
4.49% 3/1/35 (g)	4,738	4,696
4.497% 6/1/35 (g)	2,544	2,542
4.498% 3/1/35 (g)	12,024	11,945
4.504% 3/1/35 (g)	1,890	1,871
4.565% 2/1/35 (g)	2,717	2,721
5.036% 4/1/35 (g)	10,271	10,334
7% 9/1/06 to 7/1/13	1,732	1,806
7.5% 4/1/07 to 1/1/33	2,663	2,816
8.5% 6/1/13	3	4
TOTAL FREDDIE MAC		68,689
Government National Mortgage Association - 0.4%
7% 3/15/26 to 11/15/32	23,807	25,157
7.5% 3/15/28	13	13
8% 7/15/17 to 8/15/30	6,128	6,585
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		31,755
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $703,739)		700,529
Asset-Backed Securities - 7.6%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	7,779	7,529
ACE Securities Corp.:
Series 2003-HE1 Class A2, 3.87% 11/25/33 (g)	2,395	2,398
Series 2004-HE1:
Class M1, 3.96% 2/25/34 (g)	2,700	2,701
Class M2, 4.56% 2/25/34 (g)	3,053	3,055
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AESOP Funding II LLC Series 2002-1A Class A1, 3.85% 10/20/06 (b)	$ 4,400	$ 4,401
American Express Credit Account Master Trust:
Series 2004-1 Class B, 3.6381% 9/15/11 (g)	7,275	7,304
Series 2004-C Class C, 3.8881% 2/15/12 (b)(g)	11,758	11,793
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	3,301	3,309
Series 2002-EM Class A4A, 3.67% 6/8/09	6,800	6,773
Series 2003-BX Class A4B, 3.72% 1/6/10 (g)	5,175	5,192
Series 2004-1:
Class A3, 3.22% 7/6/08	5,110	5,075
Class B, 3.7% 1/6/09	865	855
Class C, 4.22% 7/6/09	925	916
Class D, 5.07% 7/6/10	6,515	6,505
Series 2005-1 Class E, 5.82% 6/6/12 (b)	4,835	4,848
Ameriquest Mortgage Securities, Inc.:
Series 2003-3 Class M1, 4.26% 3/25/33 (g)	8,015	8,083
Series 2004-R2:
Class M1, 3.89% 4/25/34 (g)	1,525	1,525
Class M2, 3.94% 4/25/34 (g)	1,175	1,175
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 3.79% 6/25/32 (g)	1,206	1,209
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (b)	3,000	2,960
Argent Securities, Inc. Series 2004-W7:
Class M1, 4.01% 5/25/34 (g)	4,965	4,965
Class M2, 4.06% 5/25/34 (g)	4,035	4,035
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7 Class A3, 3.7481% 12/15/33 (g)	5,222	5,242
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.7681% 12/15/09 (g)	6,625	6,653
Series 2002-C1 Class C1, 4.3481% 12/15/09 (g)	9,450	9,551
Series 2004-B2 Class B2, 4.37% 4/15/12	23,000	22,763
Bayview Financial Asset Trust Series 2000-F Class A, 3.9813% 9/28/43 (g)	8,804	8,816
Bear Stearns Asset Backed Securities I Series 2005-HE2:
Class M1, 3.96% 2/25/35 (g)	8,255	8,235
Class M2, 4.21% 2/25/35 (g)	3,010	3,013
Capital One Auto Finance Trust Series 2002-C Class A4, 3.44% 6/15/09	8,000	7,947
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.0681% 7/15/08 (g)	15,625	15,631
Series 2003-B2 Class B2, 3.5% 2/17/09	9,305	9,251
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital One Multi-Asset Execution Trust: - continued
Series 2003-B4 Class B4, 4.1881% 7/15/11 (g)	$ 8,520	$ 8,657
Series 2004-6 Class B, 4.15% 7/16/12	13,275	13,022
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 4.66% 7/26/34 (g)	2,851	2,876
Chase Credit Card Master Trust Series 2003-6 Class B, 3.7381% 2/15/11 (g)	12,685	12,781
Citibank Credit Card Issuance Trust:
Series 2002-C1 Class C1, 4.2185% 2/9/09 (g)	15,900	16,070
Series 2003-C1 Class C1, 4.65% 4/7/10 (g)	25,180	25,700
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.96% 5/25/34 (g)	6,450	6,458
Series 2004-3 Class M1, 3.96% 6/25/34 (g)	1,800	1,802
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (b)	6,064	6,113
Class C, 5.074% 6/15/35 (b)	5,505	5,533
CS First Boston Mortgage Securities Corp. Series 2004-FRE1 Class A2, 3.81% 4/25/34 (g)	3,296	3,296
Discover Card Master Trust I Series 2003-4 Class B1, 3.7181% 5/16/11 (g)	10,685	10,740
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 4.14% 11/25/33 (g)	1,800	1,812
Class M2, 5.21% 11/25/33 (g)	1,000	1,027
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.01% 3/25/34 (g)	500	501
Class M4, 4.36% 3/25/34 (g)	375	378
First USA Secured Note Trust Series 2001-3 Class C, 4.4669% 11/19/08 (b)(g)	15,575	15,685
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 4.01% 1/25/34 (g)	5,569	5,573
Class M2, 4.61% 1/25/34 (g)	6,475	6,549
Series 2005-A:
Class M1, 3.89% 1/25/35 (g)	2,000	1,996
Class M2, 3.92% 1/25/35 (g)	2,875	2,871
Class M3, 3.95% 1/25/35 (g)	1,550	1,550
Class M4, 4.14% 1/25/35 (g)	1,125	1,128
GSAMP Trust:
Series 2002-HE Class M1, 4.68% 11/20/32 (g)	4,247	4,315
Series 2004-FM2:
Class M1, 3.96% 1/25/34 (g)	4,250	4,250
Class M2, 4.56% 1/25/34 (g)	1,800	1,800
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2004-FM2:
Class M3, 4.76% 1/25/34 (g)	$ 1,800	$ 1,800
HFC Home Equity Loan Asset Backed Certificates Series 2005-2:
Class M1, 3.97% 1/20/34 (g)	3,660	3,660
Class M2, 4% 1/20/34 (g)	2,745	2,745
Home Equity Asset Trust Series 2003-2:
Class A2, 3.84% 8/25/33 (g)	392	393
Class M1, 4.34% 8/25/33 (g)	3,840	3,882
Household Home Equity Loan Trust:
Series 2003-1 Class M, 4.06% 10/20/32 (g)	1,085	1,086
Series 2003-2 Class M, 4.01% 9/20/33 (g)	1,756	1,760
Series 2004-1 Class M, 3.95% 9/20/33 (g)	3,252	3,258
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 4.6381% 9/15/09 (g)	8,265	8,283
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 3.99% 6/25/34 (g)	5,225	5,238
Class M2, 4.54% 6/25/34 (g)	1,705	1,725
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	15,000	15,154
Series 2002-B4 Class B4, 3.8881% 3/15/10 (g)	6,335	6,385
Series 2003-B2 Class B2, 3.7781% 10/15/10 (g)	1,805	1,823
Series 2003-B3 Class B3, 3.7631% 1/18/11 (g)	8,830	8,872
Series 2003-B5 Class B5, 3.7581% 2/15/11 (g)	12,980	13,080
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.96% 7/25/34 (g)	2,625	2,625
Class M2, 4.01% 7/25/34 (g)	450	450
Class M3, 4.41% 7/25/34 (g)	955	955
Class M4, 4.56% 7/25/34 (g)	650	650
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1 Class M1, 4.16% 7/25/34 (g)	3,105	3,118
Series 2003-OPT1 Class M1, 4.11% 7/25/34 (g)	6,775	6,805
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.56% 11/25/32 (g)	3,485	3,590
Series 2003-NC5 Class M2, 5.46% 4/25/33 (g)	3,450	3,492
Series 2003-NC7 Class M1, 4.16% 6/25/33 (g)	2,655	2,664
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.46% 1/25/32 (g)	6,606	6,630
Series 2002-NC3 Class A3, 3.8% 8/25/32 (g)	239	240
Series 2003-NC2 Class M2, 5.46% 2/25/33 (g)	3,625	3,682
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(g)(i)	10,160	3,434
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	$ 10,350	$ 5,255
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	5,100	1,373
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.89% 1/25/33 (g)	590	590
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	8,442	8,350
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 3.98% 1/25/35 (g)	5,025	5,015
Prime Credit Card Master Trust Series 2000-1 Class A, 6.7% 10/15/09	21,250	21,423
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	4,031	3,890
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.82% 2/25/34 (g)	1,293	1,293
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.8381% 3/15/11 (b)(g)	8,835	8,829
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class B, 3.74% 6/15/10 (g)	7,360	7,360
Class C, 4.46% 6/15/10 (g)	3,680	3,680
Terwin Mortgage Trust Series 2003-4HE Class A1, 3.89% 9/25/34 (g)	3,567	3,586
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	10,389	10,321
WFS Financial Owner Trust Series 2004-3 Class A4, 3.93% 2/17/12	13,280	13,068
TOTAL ASSET-BACKED SECURITIES (Cost $567,795)		567,703
Collateralized Mortgage Obligations - 2.9%

Private Sponsor - 1.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.86% 1/25/34 (g)	6,018	6,033
Series 2005-2 Class 6A2, 3.74% 6/25/35 (g)	3,638	3,640
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.83% 4/25/34 (g)	2,726	2,728
Series 2004-AR6 Class 9A2, 3.83% 10/25/34 (g)	4,727	4,730
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2437% 8/25/17 (g)	8,207	8,393
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 3.75% 6/25/30 (g)	12,804	12,804
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2003-E Class XA1, 1% 10/25/28 (i)	$ 56,820	$ 691
Series 2003-G Class XA1, 1% 1/25/29 (i)	50,421	654
Series 2003-H Class XA1, 1% 1/25/29 (b)(i)	43,948	575
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.75% 6/25/35 (g)	7,342	7,346
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	6,252	6,365
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,756	1,784
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 4.8% 6/10/35 (b)(g)	4,063	4,134
Class B4, 5% 6/10/35 (b)(g)	3,636	3,704
Class B5, 5.6% 6/10/35 (b)(g)	2,483	2,536
Class B6, 6.1% 6/10/35 (b)(g)	1,472	1,503
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 3.93% 6/25/33 (b)(g)	5,345	5,366
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(i)	181,056	1,368
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 3.45% 9/20/34 (g)	10,803	10,797
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,625	1,684
Series 2004-RA2 Class 2A, 7% 7/25/33	2,567	2,623
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.111% 6/25/35 (g)	16,430	16,201
Series 2005-AR4 Class 2A2, 4.541% 4/25/35 (g)	14,029	13,877
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (g)	8,366	8,307
TOTAL PRIVATE SPONSOR		127,843
U.S. Government Agency - 1.2%
Fannie Mae planned amortization class Series 2003-39 Class PV, 5.5% 9/25/22	15,835	16,033
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2002-73 Class QC, 5.5% 1/25/26	13,146	13,244
sequential pay Series 2005-41 Class LA, 5.5% 5/25/35	11,839	11,987
Freddie Mac sequential pay Series 2516 Class AH, 5% 1/15/16	2,565	2,580
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2425 Class JH, 6% 3/15/17	$ 6,945	$ 7,197
Series 2489 Class PD, 6% 2/15/31	7,428	7,505
Series 2543 Class QT, 5.5% 4/15/22	10,607	10,718
Series 2702 Class WB, 5% 4/15/17	13,170	13,260
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8918% 10/16/23 (g)	1,895	1,965
TOTAL U.S. GOVERNMENT AGENCY		84,489
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $213,819)		212,332
Commercial Mortgage Securities - 7.4%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	787	808
Series 1997-D5 Class PS1, 1.6362% 2/14/43 (g)(i)	97,182	4,798
Banc of America Commercial Mortgage, Inc.:
sequential pay:
Series 2004-2 Class A3, 4.05% 11/10/38	6,527	6,322
Series 2004-4 Class A3, 4.128% 7/10/42	7,860	7,709
Series 2003-2 Class XP, 0.3734% 3/11/41 (b)(g)(i)	185,697	2,102
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 3.7081% 11/15/15 (b)(g)	6,740	6,744
Class C, 3.8581% 11/15/15 (b)(g)	1,385	1,390
Class D, 3.9381% 11/15/15 (b)(g)	2,155	2,167
Class F, 4.2881% 11/15/15 (b)(g)	1,535	1,546
Class H, 4.7881% 11/15/15 (b)(g)	1,385	1,393
Class J, 5.3381% 11/15/15 (b)(g)	1,430	1,439
Class K, 5.82% 11/15/15 (b)(g)	1,290	1,282
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 3.82% 4/25/34 (b)(g)	7,900	7,914
Class B, 5.36% 4/25/34 (b)(g)	915	925
Class M1, 4.02% 4/25/34 (b)(g)	748	752
Class M2, 4.66% 4/25/34 (b)(g)	665	673
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-2:
Class A, 3.89% 8/25/34 (b)(g)	$ 7,566	$ 7,603
Class M1, 4.04% 8/25/34 (b)(g)	2,443	2,453
Series 2004-3:
Class A1, 3.83% 1/25/35 (b)(g)	8,634	8,664
Class A2, 3.88% 1/25/35 (b)(g)	1,192	1,197
Class M1, 3.96% 1/25/35 (b)(g)	1,479	1,481
Class M2, 4.46% 1/25/35 (b)(g)	954	960
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(i)	85,185	4,994
Bear Stearns Commercial Mortgage Securities, Inc.:
Series 2003-PWR2 Class X2, 0.6512% 5/11/39 (b)(g)(i)	130,372	3,029
Series 2003-T12 Class X2, 0.726% 8/13/39 (b)(g)(i)	121,136	3,028
Series 2004-ESA:
Class C, 4.937% 5/14/16 (b)	970	979
Class D, 4.986% 5/14/16 (b)	1,650	1,661
Class E, 5.064% 5/14/16 (b)	5,120	5,156
Class F, 5.182% 5/14/16 (b)	1,230	1,241
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6669% 5/15/35 (b)(g)(i)	121,743	7,093
Chase Commercial Mortgage Securities Corp.:
sequential pay Series 1999-2 Class A1, 7.032% 1/15/32	4,420	4,577
Series 1999-2:
Class E, 7.734% 1/15/32	4,010	4,382
Class F, 7.734% 1/15/32	2,170	2,350
COMM:
floater:
Series 2002-FL7 Class D, 3.9581% 11/15/14 (b)(g)	3,050	3,051
Series 2003-FL9 Class B, 3.8881% 11/15/15 (b)(g)	7,328	7,348
sequential pay Series 1999-1 Class A2, 6.455% 5/15/32	11,760	12,314
Series 2004-LBN2 Class X2, 1.0846% 3/10/39 (b)(g)(i)	20,471	761
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A2, 7.546% 11/17/32 (g)	11,450	12,552
Commercial Mortgage pass thru certificates:
floater:
Series 2004-CNL:
Class B, 3.7881% 9/15/14 (b)(g)	2,290	2,291
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Commercial Mortgage pass thru certificates: - continued
floater:
Series 2004-CNL:
Class D, 4.0281% 9/15/14 (b)(g)	$ 710	$ 710
Class E, 4.0881% 9/15/14 (b)(g)	960	961
Class F, 4.1881% 9/15/14 (b)(g)	755	755
Class G, 4.3681% 9/15/14 (b)(g)	1,725	1,726
Class H, 4.4681% 9/15/14 (b)(g)	1,835	1,836
Class J, 4.9881% 9/15/14 (b)(g)	630	632
Class K, 5.3881% 9/15/14 (b)(g)	990	992
Class L, 5.5881% 9/15/14 (b)(g)	795	795
Series 2004-HTL1:
Class B, 3.8381% 7/15/16 (b)(g)	597	597
Class D, 3.9381% 7/15/16 (b)(g)	1,356	1,356
Class E, 4.1381% 7/15/16 (b)(g)	968	968
Class F, 4.1881% 7/15/16 (b)(g)	1,023	1,024
Class H, 4.6881% 7/15/16 (b)(g)	2,971	2,972
Class J, 4.8381% 7/15/16 (b)(g)	1,142	1,142
Class K, 5.7381% 7/15/16 (b)(g)	1,283	1,282
Series 2004-CNL Class X1, 2.29% 9/15/14 (b)(g)(i)	128,590	2,045
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 3.9688% 11/18/12 (b)(g)	4,615	4,615
Series 2003-TF2A:
Class A2, 3.7081% 11/15/14 (b)(g)	12,150	12,159
Class C, 3.9381% 11/15/14 (b)(g)	1,410	1,413
Class E, 4.3381% 11/15/14 (b)(g)	1,130	1,134
Class H, 5.2881% 11/15/14 (b)(g)	1,395	1,400
Class K, 6.4881% 11/15/14 (b)(g)	2,090	2,101
Series 2004-HC1:
Class A2, 3.8881% 12/15/21 (b)(g)	1,935	1,935
Class B, 4.1381% 12/15/21 (b)(g)	5,040	5,040
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	14,342	14,996
Series 1999-C1 Class A2, 7.29% 9/15/41	11,400	12,355
Series 2001-CK3 Class A2, 6.04% 6/15/34	11,900	11,993
Series 2004-C1 Class A4, 4.75% 1/15/37	3,960	3,913
Series 2001-CKN5 Class AX, 1.2037% 9/15/34 (b)(g)(i)	114,716	7,234
Series 2003-C4 Class ASP, 0.6849% 8/15/36 (b)(g)(i)	106,727	1,772
Series 2003-TFLA Class G, 3.7357% 4/15/13 (b)(g)	561	559
Series 2004-C1 Class ASP, 1.1073% 1/15/37 (b)(g)(i)	97,737	3,543
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 11,355	$ 12,070
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	6,479	6,573
Equitable Life Assurance Society of the United States sequential pay Series 174 Class A1, 7.24% 5/15/06 (b)	6,000	6,127
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	4,803	4,978
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.7684% 5/15/33 (b)(g)(i)	93,467	3,492
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	6,978	7,032
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2003-87 Class C, 5.2432% 8/16/32 (g)	13,150	13,416
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-47 Class C, 4.227% 10/16/27	15,894	15,604
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	6,002	6,224
Series 2003-C3 Class X2, 0.7514% 12/10/38 (b)(g)(i)	120,403	3,368
Series 2004-C3 Class X2, 0.749% 12/10/41 (g)(i)	71,705	2,129
Greenwich Capital Commercial Funding Corp.:
Series 2003-C1 Class XP, 2.0978% 7/5/35 (b)(g)(i)	75,603	5,446
Series 2003-C2 Class XP, 1.0805% 1/5/36 (b)(g)(i)	141,969	5,432
Series 2005-GG3 Class XP, 0.8016% 8/10/42 (b)(i)	324,745	11,772
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	7,850	8,578
Series 2003-C1 Class A2A, 3.59% 1/10/40	10,690	10,479
Series 2001-LIBA Class C, 6.733% 2/14/16 (b)	4,130	4,511
Series 2004-C1 Class X2, 1.0214% 10/10/28 (b)(g)(i)	80,595	2,324
Series 2005-GG4 Class XP, 0.734% 7/10/39 (b)(i)	243,635	9,179
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (b)	7,290	7,946
Host Marriot Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (b)	4,244	4,444
Class B, 7.3% 8/3/15 (b)	2,810	3,063
Class D, 7.97% 8/3/15 (b)	2,310	2,502
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.2511% 1/15/38 (b)(g)(i)	$ 25,069	$ 1,018
Series 2004-CB8 Class X2, 1.1626% 1/12/39 (b)(g)(i)	30,786	1,412
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	10,855	12,198
Series 2003-C3 Class A2, 3.086% 5/15/27	9,205	8,858
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (b)(i)	67,045	2,975
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (b)	5,000	4,694
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA Class K1, 5.93% 12/16/14 (b)(g)	4,035	4,028
Morgan Stanley Capital I, Inc.:
sequential pay Series 1998-HF2 Class A2, 6.48% 11/15/30	5,972	6,236
Series 2003-IQ5 Class X2, 1.2299% 4/15/38 (b)(g)(i)	59,540	2,162
Series 2003-IQ6 Class X2, 0.7567% 12/15/41 (b)(g)(i)	101,370	2,784
Series 2005-IQ9 Class X2, 1.2036% 7/15/56 (b)(g)(i)	84,950	4,321
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 5.49% 8/5/14 (b)(g)	6,337	6,337
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	7,009	7,293
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	9,860	10,252
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	11,242	12,088
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	5,000	5,213
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (b)	13,990	14,393
Class E3, 7.253% 3/15/13 (b)	5,845	6,068
Wachovia Bank Commercial Mortgage Trust:
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	13,550	13,349
Series 2005-C16 Class A2, 4.38% 10/15/41	9,160	9,045
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2003-C8 Class XP, 0.8188% 11/15/35 (b)(g)(i)	$ 74,946	$ 1,530
Series 2003-C9 Class XP, 0.8514% 12/15/35 (b)(g)(i)	50,951	1,160
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $552,148)		547,187
Foreign Government and Government Agency Obligations - 1.0%

Chilean Republic 7.125% 1/11/12	11,436	12,869
Israeli State 4.625% 6/15/13	2,440	2,362
Korean Republic 4.875% 9/22/14	5,220	5,182
Manitoba Province yankee 5.5% 10/1/08	15,000	15,469
Saskatchewan Province 7.125% 3/15/08	4,800	5,110
United Mexican States:
4.625% 10/8/08	5,380	5,350
5.875% 1/15/14	20,200	20,675
6.375% 1/16/13	7,820	8,266
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $73,227)		75,283
Supranational Obligations - 0.2%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $10,366)	10,460	11,488
Fixed-Income Funds - 10.9%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $807,620)	8,130,819	808,854
Cash Equivalents - 7.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (a) (Cost $529,065)	$ 529,211	$ 529,065
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $7,739,862)		7,746,694
NET OTHER ASSETS - (4.3)%		(316,801)
NET ASSETS - 100%		$ 7,429,893
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swap
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (f)	June 2010	$ 55,000	(227)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	35,000	27
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2015	35,000	(77)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	8,500	(3)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 7,800	$ 30
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	3,275	13
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	5,700	34
Receive quarterly notional amount multiplied by .42% and pay Morgan Stanley, Inc. upon default event of Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	6,625	1
Receive quarterly notional amount multiplied by .6% and pay Deutsche Bank upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA 6% 11/15/13	June 2010	3,900	41
Receive quarterly notional amount multiplied by .75% and pay Bank of America upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	5,000	49
Receive quarterly notional amount multiplied by .8% and pay Morgan Stanley, Inc. upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	10,000	121
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	$ 5,000	$ 201
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	5,000	202
TOTAL CREDIT DEFAULT SWAP		185,800	412
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.2955% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2006	48,000	(185)
Receive quarterly a fixed rate equal to 4.039% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Feb. 2010	100,000	(1,794)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	35,000	(130)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	35,000	330
Recieve quarterly a fixed rate equal to 2.83852% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2006	355,000	(6,040)
TOTAL INTEREST RATE SWAP		573,000	(7,819)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Citibank	Oct. 2005	$ 30,000	$ (744)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Citibank	Oct. 2005	57,935	(931)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	10,790	(170)
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Bank of America	Dec. 2005	32,710	(525)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America	Nov. 2005	15,000	(59)
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 10 basis points with Bank of America	Sept. 2005	60,000	(733)
TOTAL TOTAL RETURN SWAP		206,435	(3,162)
		$ 965,235	$ (10,569)
Legend
(a) Includes investment made with cash collateral received from securities on loan.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $626,335,000 or 8.4% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $7,392,000.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,738,066,000. Net unrealized appreciation aggregated $8,628,000, of which $67,620,000 related to appreciated investment securities and $58,992,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of July 31, 2005 which
is a direct or indirect investment of Fidelity Intermediate Bond Fund.
These underlying holdings of the Fidelity fixed-income central fund are not included in the Schedule of Investments.

Quarterly Report

Fidelity Ultra-Short Central Fund

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (f)	$ 16,665,000	$ 16,698,830
3.8938% 5/24/06 (f)	4,700,000	4,713,691
		21,412,521
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,248,640
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (f)	12,140,000	12,202,691
Liberty Media Corp. 4.91% 9/17/06 (f)	16,694,000	16,786,986
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,315,339
		45,553,656
TOTAL CONSUMER DISCRETIONARY		66,966,177
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,735,435
FINANCIALS - 1.0%
Capital Markets - 0.1%
State Street Capital Trust II 3.7681% 2/15/08 (f)	10,000,000	10,002,260
Commercial Banks - 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (f)	16,600,000	16,599,452
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.87% 10/20/05 (f)	14,765,000	14,786,188
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp. 3.71% 4/11/07 (f)	11,025,000	11,032,034
Residential Capital Corp. 4.835% 6/29/07 (c)(f)	14,150,000	14,164,716
		25,196,750
TOTAL FINANCIALS		66,584,650
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,397,070
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,699,484
GTE Corp. 6.36% 4/15/06	9,000,000	9,126,405
SBC Communications, Inc. 4.389% 6/5/06 (c)	15,315,000	15,319,595
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,020,550
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,517,537
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV 4.5% 11/19/08	$ 10,240,000	$ 10,092,268
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,835,569
		76,008,478
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,596,976
TOTAL TELECOMMUNICATION SERVICES		81,605,454
UTILITIES - 0.3%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (c)(f)	12,800,000	12,800,794
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,342,213
TOTAL UTILITIES		22,143,007
TOTAL NONCONVERTIBLE BONDS (Cost $249,397,779)		249,034,723
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 9/28/05 (e) (Cost $994,579)	1,000,000	994,635
Asset-Backed Securities - 35.2%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.76% 7/25/34 (f)	7,964,683	7,978,722
Series 2004-3 Class 2A4, 3.81% 10/25/34 (f)	10,915,000	10,946,584
Series 2004-4 Class A2D, 3.81% 1/25/35 (f)	3,579,364	3,588,366
Series 2005-1:
Class M1, 3.93% 4/25/35 (f)	11,280,000	11,251,882
Class M2, 4.15% 4/25/35 (f)	5,275,000	5,276,901
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.11% 6/25/32 (f)	1,308,761	1,318,432
Series 2002-HE2 Class M1, 4.31% 8/25/32 (f)	18,631,213	18,704,611
Series 2003-FM1 Class M2, 5.31% 11/25/32 (f)	3,015,000	3,050,466
Series 2003-HS1:
Class M1, 4.21% 6/25/33 (f)	800,000	803,485
Class M2, 5.21% 6/25/33 (f)	856,000	871,093
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-NC1 Class M1, 4.24% 7/25/33 (f)	$ 1,600,000	$ 1,611,660
Series 2004-HE1:
Class M1, 3.96% 2/25/34 (f)	2,193,000	2,193,772
Class M2, 4.56% 2/25/34 (f)	2,475,000	2,476,241
Series 2004-OP1:
Class M1, 3.98% 4/25/34 (f)	4,420,000	4,424,344
Class M2, 4.51% 4/25/34 (f)	6,240,000	6,251,080
Series 2005-HE2:
Class M1, 3.9% 4/25/35 (f)	1,530,000	1,527,965
Class M2, 3.91% 4/25/35 (f)	1,803,000	1,796,836
Class M3, 3.94% 4/25/35 (f)	1,040,000	1,038,647
Class M4, 4.1% 4/25/35 (f)	1,340,000	1,338,268
Series 2005-HE3:
Class A2A, 3.56% 5/25/35 (f)	8,063,511	8,063,822
Class A2B, 3.67% 5/25/35 (f)	4,370,000	4,366,352
Series 2005-SD1 Class A1, 3.86% 11/25/50 (f)	2,563,309	2,566,464
Aesop Funding II LLC Series 2005-1A Class A2, 3.49% 4/20/09 (c)(f)	8,800,000	8,765,680
American Express Credit Account Master Trust:
Series 2002-6 Class B, 3.8381% 3/15/10 (f)	5,000,000	5,030,751
Series 2004-1 Class B, 3.6381% 9/15/11 (f)	5,775,000	5,797,723
Series 2004-C Class C, 3.8881% 2/15/12 (c)(f)	17,323,520	17,374,643
Series 2005-1 Class A, 3.4181% 10/15/12 (f)	15,455,000	15,481,600
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,899,223
Series 2003-AM:
Class A3B, 3.71% 6/6/07 (f)	685,806	685,879
Class A4B, 3.81% 11/6/09 (f)	12,400,000	12,441,657
Series 2003-BX Class A4B, 3.72% 1/6/10 (f)	3,265,000	3,275,694
Series 2003-CF Class A3, 2.75% 10/9/07	12,249,371	12,210,791
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,451,950
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.16% 8/25/32 (f)	5,000,000	5,028,248
Series 2003-1:
Class A2, 3.87% 2/25/33 (f)	465,695	465,917
Class M1, 4.36% 2/25/33 (f)	6,150,000	6,197,846
Series 2003-3:
Class M1, 4.26% 3/25/33 (f)	1,590,000	1,603,481
Class S, 5% 9/25/05 (g)	4,457,447	17,215
Series 2003-6:
Class M1, 4.22% 8/25/33 (f)	7,560,000	7,611,224
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-6:
Class M2, 5.31% 5/25/33 (f)	$ 2,750,000	$ 2,808,476
Series 2003-AR1 Class M1, 4.61% 1/25/33 (f)	7,000,000	7,072,631
Series 2004-R2:
Class M1, 3.89% 4/25/34 (f)	1,230,000	1,229,949
Class M2, 3.94% 4/25/34 (f)	950,000	949,960
Class M3, 4.01% 4/25/34 (f)	3,500,000	3,499,854
Class M4, 4.51% 4/25/34 (f)	4,500,000	4,499,807
Series 2004-R9 Class A3, 3.78% 10/25/34 (f)	9,340,000	9,359,871
Series 2005-R1:
Class M1, 3.91% 3/25/35 (f)	5,710,000	5,691,308
Class M2, 3.94% 3/25/35 (f)	1,925,000	1,918,868
Series 2005-R2 Class M1, 3.91% 4/25/35 (f)	12,500,000	12,482,516
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.79% 6/25/32 (f)	2,411,175	2,418,495
Series 2002-BC6 Class M1, 4.21% 8/25/32 (f)	24,900,000	25,116,817
Series 2002-BC7:
Class M1, 4.1144% 10/25/32 (f)	10,000,000	10,075,000
Class M2, 4.36% 10/25/32 (f)	5,575,000	5,612,067
Series 2003-BC1 Class M2, 4.56% 1/25/32 (f)	758,836	762,333
ARG Funding Corp.:
Series 2005-1A Class A2, 3.53% 4/20/09 (c)(f)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.54% 5/20/09 (c)(f)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.26% 9/25/33 (f)	20,000,000	20,599,990
Series 2003-W7 Class A2, 3.85% 3/1/34 (f)	4,505,856	4,515,756
Series 2004-W5 Class M1, 4.06% 4/25/34 (f)	3,960,000	3,964,768
Series 2004-W7:
Class M1, 4.01% 5/25/34 (f)	4,085,000	4,084,827
Class M2, 4.06% 5/25/34 (f)	3,320,000	3,319,860
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.7681% 4/15/33 (f)	1,158,706	1,159,186
Class M1, 4.2881% 4/15/33 (f)	11,365,000	11,429,103
Series 2003-HE3:
Class M1, 4.2181% 6/15/33 (f)	2,185,000	2,198,827
Class M2, 5.3881% 6/15/33 (f)	10,000,000	10,182,465
Series 2003-HE4 Class M2, 5.3881% 8/15/33 (f)	5,695,000	5,798,650
Series 2003-HE5 Class A2A, 3.7481% 8/15/33 (f)	1,380,797	1,381,390
Series 2003-HE6 Class M1, 4.11% 11/25/33 (f)	3,475,000	3,490,373
Series 2004-HE2 Class M1, 4.01% 4/25/34 (f)	6,060,000	6,070,769
Series 2004-HE3:
Class M1, 4% 6/25/34 (f)	1,450,000	1,454,353
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE3:
Class M2, 4.58% 6/25/34 (f)	$ 3,350,000	$ 3,386,297
Series 2004-HE6 Class A2, 3.82% 6/25/34 (f)	17,398,791	17,435,568
Series 2005-HE2:
Class M1, 3.91% 3/25/35 (f)	8,250,000	8,235,989
Class M2, 3.96% 3/25/35 (f)	2,065,000	2,065,671
Series 2005-HE6 Class A2B, 3.76% 8/25/35 (d)(f)	10,000,000	10,000,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.7681% 12/15/09 (f)	20,655,000	20,741,067
Series 2002-B2 Class B2, 3.7281% 5/15/08 (f)	15,000,000	15,001,929
Series 2002-B3 Class B, 3.7481% 8/15/08 (f)	14,500,000	14,505,871
Series 2002-C1 Class C1, 4.3481% 12/15/09 (f)	7,980,000	8,065,464
Series 2002-C2 Class C2, 4.3781% 5/15/08 (f)	35,785,000	35,817,626
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.9013% 5/28/44 (f)	8,416,440	8,415,509
Bayview Financial Asset Trust Series 2000-F Class A, 3.9813% 9/28/43 (f)	9,618,786	9,632,318
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.9313% 2/28/44 (f)	5,760,012	5,771,599
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.96% 2/25/35 (f)	6,655,000	6,639,262
Class M2, 4.21% 2/25/35 (f)	2,430,000	2,432,538
Series 2005-HE5 Class 1A1, 3.4244% 6/25/35 (f)	10,884,395	10,884,395
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,894,887	2,868,235
Series 2003-1 Class B, 3.8581% 6/15/10 (c)(f)	5,781,229	5,797,579
Series 2003-2 Class B, 3.6681% 1/15/09 (f)	2,741,542	2,746,505
Series 2005-1 Class B, 3.7631% 6/15/10 (f)	5,725,000	5,730,367
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.6681% 1/15/10 (f)	9,630,000	9,654,568
Series 2004-B Class A4, 3.4981% 8/15/11 (f)	16,300,000	16,303,123
Capital One Master Trust:
Series 1999-3 Class B, 3.8681% 9/15/09 (f)	5,000,000	5,004,082
Series 2001-1 Class B, 3.8981% 12/15/10 (f)	19,500,000	19,638,608
Series 2001-8A Class B, 3.9381% 8/17/09 (f)	9,585,000	9,634,206
Series 2002-4A Class B, 3.8881% 3/15/10 (f)	6,000,000	6,028,221
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.0681% 7/15/08 (f)	17,705,000	17,711,976
Series 2003-B1 Class B1, 4.5581% 2/17/09 (f)	15,470,000	15,566,773
Capital Trust Ltd. Series 2004-1:
Class A2, 3.88% 7/20/39 (c)(f)	2,968,000	2,968,000
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1: - continued
Class B, 4.18% 7/20/39 (c)(f)	$ 1,550,000	$ 1,550,000
Class C, 4.53% 7/20/39 (c)(f)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.49% 1/25/32 (f)	4,244,221	4,254,278
Series 2002-HE2 Class M1, 4.16% 1/25/33 (f)	9,278,431	9,309,123
Series 2002-HE3:
Class M1, 4.56% 3/25/33 (f)	21,339,884	21,627,815
Class M2, 5.71% 3/25/33 (f)	9,968,976	10,143,974
Series 2003-HE1:
Class M1, 4.36% 8/25/33 (f)	1,989,998	1,997,574
Class M2, 5.41% 8/25/33 (f)	4,369,996	4,422,084
Series 2003-HE2 Class A, 3.81% 10/25/33 (f)	1,634,377	1,635,405
Series 2003-HE3:
Class M1, 4.16% 11/25/33 (f)	2,254,989	2,271,960
Class M2, 5.21% 11/25/33 (f)	1,719,992	1,753,552
Series 2004-HE2 Class M2, 4.66% 7/26/34 (f)	2,345,000	2,365,939
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.8681% 3/16/09 (f)	1,305,000	1,311,169
Series 2002-6 Class B, 3.7381% 1/15/08 (f)	11,850,000	11,852,472
Series 2004-1 Class B, 3.5881% 5/15/09 (f)	4,105,000	4,104,204
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (f)	17,500,000	17,511,349
Series 2001-B2 Class B2, 3.8494% 12/10/08 (f)	11,945,000	11,995,341
Series 2002-B1 Class B1, 3.8% 6/25/09 (f)	9,010,000	9,038,878
Series 2002-C1 Class C1, 4.2185% 2/9/09 (f)	17,500,000	17,686,918
Series 2003-B1 Class B1, 3.66% 3/7/08 (f)	25,000,000	25,022,693
Series 2003-C1 Class C1, 4.65% 4/7/10 (f)	17,785,000	18,152,159
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.87% 12/25/33 (c)(f)	7,985,107	7,985,935
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (f)	18,000,000	18,000,000
Class B, 3.72% 6/15/11 (f)	2,280,000	2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.89% 5/25/33 (f)	1,499,863	1,503,470
Series 2003-BC1 Class M2, 5.46% 9/25/32 (f)	11,065,000	11,199,451
Series 2003-SD3 Class A1, 3.88% 12/25/32 (c)(f)	927,188	931,926
Series 2004-2 Class M1, 3.96% 5/25/34 (f)	5,200,000	5,206,719
Series 2004-3:
Class 3A4, 3.71% 8/25/34 (f)	530,752	528,596
Class M1, 3.96% 6/25/34 (f)	1,475,000	1,476,356
Series 2004-4:
Class A, 3.83% 8/25/34 (f)	2,524,088	2,526,278
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class M1, 3.94% 7/25/34 (f)	$ 3,650,000	$ 3,653,189
Class M2, 3.99% 6/25/34 (f)	4,395,000	4,398,536
Series 2005-1:
Class 1AV2, 3.66% 7/25/35 (f)	8,780,000	8,775,114
Class M1, 3.88% 8/25/35 (f)	19,600,000	19,563,654
Class MV1, 3.86% 7/25/35 (f)	3,135,000	3,130,219
Class MV2, 3.9% 7/25/35 (f)	3,765,000	3,754,147
Class MV3, 3.94% 7/25/35 (f)	1,560,000	1,557,748
Series 2005-3 Class MV1, 3.88% 8/25/35 (f)	11,125,000	11,103,934
Series 2005-AB1 Class A2, 3.67% 8/25/35 (f)	17,520,000	17,514,797
Series 2005-IM1 Class A1, 3.56% 8/25/34 (d)(f)	17,915,000	17,915,000
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.85% 4/25/34 (f)	2,663,075	2,674,762
Series 2004-FRE1:
Class A2, 3.81% 4/25/34 (f)	2,689,397	2,689,291
Class M3, 4.11% 4/25/34 (f)	5,885,000	5,884,751
Discover Card Master Trust I Series 2003-4 Class B1, 3.7181% 5/16/11 (f)	8,155,000	8,196,815
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.8305% 5/28/35 (f)	6,957,460	6,959,877
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.14% 11/25/33 (f)	1,300,000	1,308,748
Class M2, 5.21% 11/25/33 (f)	700,000	718,600
Series 2004-1 Class M2, 4.56% 1/25/35 (f)	3,700,000	3,741,581
Series 2004-2 Class M2, 4.61% 7/25/34 (f)	9,890,000	9,889,579
Series 2004-3 Class M5, 4.91% 8/25/34 (f)	2,000,000	2,033,830
Series 2005-2 Class 2A1, 3.5% 7/25/36 (d)(f)	16,935,000	16,935,000
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.55% 3/25/35 (f)	7,354,604	7,354,604
Series 2005-FF2 Class M6, 4.16% 3/25/35 (f)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.01% 3/25/34 (f)	400,000	400,711
Class M4, 4.36% 3/25/34 (f)	300,000	302,647
First USA Credit Card Master Trust Series 2001-4 Class B, 3.75% 1/12/09 (f)	15,000,000	15,026,199
First USA Secured Note Trust Series 2001-3 Class C, 4.4669% 11/19/08 (c)(f)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.8181% 10/15/07 (f)	19,600,000	19,671,950
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 3.5381% 5/17/10 (f)	$ 9,590,000	$ 9,589,981
Class B, 3.6563% 5/17/10 (f)	2,625,000	2,624,992
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.68% 2/25/34 (f)	2,669,337	2,669,232
Class M1, 3.91% 2/25/34 (f)	750,000	749,968
Class M2, 3.96% 2/25/34 (f)	800,000	799,966
Series 2004-C Class 2A2, 4.01% 8/25/34 (f)	10,000,000	10,101,993
Series 2005-2 Class 2A1, 3.5913% 6/25/35 (f)	15,380,000	15,375,194
Series 2005-A:
Class 2A2, 3.7% 2/25/35 (f)	11,850,000	11,865,657
Class M1, 3.89% 1/25/35 (f)	1,603,000	1,599,854
Class M2, 3.92% 1/25/35 (f)	2,325,000	2,321,531
Class M3, 3.95% 1/25/35 (f)	1,250,000	1,249,947
Class M4, 4.14% 1/25/35 (f)	925,000	927,535
GE Business Loan Trust Series 2003-1 Class A, 3.8181% 4/15/31 (c)(f)	5,499,865	5,531,421
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 3.5736% 6/15/11 (f)	6,475,000	6,473,058
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.6181% 8/15/08 (f)	1,520,000	1,521,351
Class C, 4.3181% 8/15/08 (f)	5,580,000	5,601,142
Series 6 Class B, 3.5781% 2/17/09 (f)	1,030,000	1,030,901
Series 8 Class C, 3.6721% 6/15/10 (f)	18,450,000	18,450,000
GSAMP Trust:
Series 2002-HE Class M1, 4.68% 11/20/32 (f)	2,882,888	2,928,737
Series 2002-NC1:
Class A2, 3.78% 7/25/32 (f)	54,777	55,099
Class M1, 4.1% 7/25/32 (f)	8,861,000	8,920,491
Series 2003-FM1 Class M1, 4.25% 3/20/33 (f)	15,000,000	15,136,310
Series 2004-FM1:
Class M1, 4.11% 11/25/33 (f)	2,865,000	2,864,879
Class M2, 4.86% 11/25/33 (f)	1,975,000	2,005,597
Series 2004-FM2:
Class M1, 3.96% 1/25/34 (f)	3,500,000	3,499,853
Class M2, 4.56% 1/25/34 (f)	1,500,000	1,499,936
Class M3, 4.76% 1/25/34 (f)	1,500,000	1,499,935
Series 2004-HE1:
Class M1, 4.01% 5/25/34 (f)	4,045,000	4,044,829
Class M2, 4.61% 5/25/34 (f)	1,750,000	1,766,258
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-9 Class 2A1, 3.5287% 8/25/35 (f)	$ 17,530,000	$ 17,530,000
Series 2005-FF2 Class M5, 4.09% 3/25/35 (f)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.89% 3/25/35 (f)	8,780,000	8,749,867
Series 2005-NC1 Class M1, 3.91% 2/25/35 (f)	9,010,000	8,987,296
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (c)(f)	14,000,000	13,986,652
HFC Home Equity Loan Asset Backed Certificates Series 2005-2:
Class M1, 3.97% 1/20/34 (f)	3,225,000	3,225,000
Class M2, 4% 1/20/34 (f)	2,415,000	2,415,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.26% 6/25/32 (f)	10,000,000	10,017,090
Series 2002-3 Class A5, 3.9% 2/25/33 (f)	854,528	855,194
Series 2002-4 Class A3, 3.94% 3/25/33 (f)	1,237,388	1,238,074
Series 2002-5:
Class A3, 3.98% 5/25/33 (f)	2,866,793	2,872,821
Class M1, 4.66% 5/25/33 (f)	13,800,000	13,966,276
Series 2003-1:
Class A2, 3.93% 6/25/33 (f)	4,229,596	4,233,111
Class M1, 4.46% 6/25/33 (f)	8,335,000	8,375,317
Series 2003-2:
Class A2, 3.84% 8/25/33 (f)	228,269	229,139
Class M1, 4.34% 8/25/33 (f)	2,245,000	2,269,298
Series 2003-3:
Class A2, 3.82% 8/25/33 (f)	1,624,262	1,630,339
Class M1, 4.32% 8/25/33 (f)	8,185,000	8,266,814
Series 2003-4:
Class M1, 4.26% 10/25/33 (f)	3,415,000	3,440,384
Class M2, 5.36% 10/25/33 (f)	4,040,000	4,093,038
Series 2003-5:
Class A2, 3.81% 12/25/33 (f)	5,822,876	5,843,440
Class M1, 4.16% 12/25/33 (f)	3,175,000	3,192,660
Class M2, 5.19% 12/25/33 (f)	1,345,000	1,377,487
Series 2003-7 Class A2, 3.84% 3/25/34 (f)	3,430,379	3,438,503
Series 2004-2 Class A2, 3.75% 7/25/34 (f)	6,172,348	6,172,139
Series 2004-3:
Class M1, 4.03% 8/25/34 (f)	2,015,000	2,019,636
Class M2, 4.66% 8/25/34 (f)	2,200,000	2,237,373
Series 2004-4 Class A2, 3.78% 10/25/34 (f)	8,318,527	8,347,783
Series 2004-6 Class A2, 3.81% 12/25/34 (f)	9,249,309	9,278,715
Series 2004-7 Class A3, 3.85% 1/25/35 (f)	2,916,946	2,929,856
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M1, 3.89% 5/25/35 (f)	$ 9,705,000	$ 9,697,565
Class M2, 3.91% 5/25/35 (f)	5,780,000	5,763,067
Class M3, 3.96% 5/25/35 (f)	5,825,000	5,808,344
Series 2005-2:
Class 2A2, 3.66% 7/25/35 (f)	13,170,000	13,163,182
Class M1, 3.91% 7/25/35 (f)	10,085,000	10,075,362
Series 2005-3 Class M1, 3.87% 8/25/35 (f)	9,450,000	9,434,700
Series 2005-5 Class 2A2, 3.65% 11/25/35 (d)(f)	15,000,000	14,968,605
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.6781% 8/15/08 (f)	10,000,000	10,018,071
Household Credit Card Master Trust I Series 2002-1 Class B, 4.0381% 7/15/08 (f)	22,589,000	22,608,682
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.73% 4/20/32 (f)	3,295,048	3,298,089
Series 2002-3 Class A, 3.88% 7/20/32 (f)	2,678,218	2,681,775
Series 2003-1 Class M, 4.06% 10/20/32 (f)	770,987	771,866
Series 2003-2:
Class A, 3.76% 9/20/33 (f)	2,892,082	2,897,777
Class M, 4.01% 9/20/33 (f)	1,360,000	1,362,941
Series 2004-1 Class M, 3.95% 9/20/33 (f)	2,708,464	2,713,597
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.08% 2/20/33 (f)	1,742,776	1,748,262
Series 2004-HC1:
Class A, 3.78% 2/20/34 (f)	5,083,992	5,096,702
Class M, 3.93% 2/20/34 (f)	3,073,800	3,073,443
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.9381% 1/18/11 (f)	8,850,000	8,867,619
Series 2002-2:
Class A, 3.5581% 1/18/11 (f)	9,000,000	9,012,218
Class B, 3.9381% 1/18/11 (f)	14,275,000	14,355,952
Series 2002-3 Class B, 4.6381% 9/15/09 (f)	4,150,000	4,159,262
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.6213% 12/17/07 (f)	2,781,207	2,781,863
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.71% 6/25/35 (f)	11,646,350	11,645,706
Class M1, 3.93% 6/25/35 (f)	4,100,000	4,094,813
Class M2, 3.95% 6/25/35 (f)	2,775,000	2,766,003
Class M3, 3.98% 6/25/35 (f)	1,975,000	1,972,566
Keycorp Student Loan Trust Series 1999-A Class A2, 3.8% 12/27/09 (f)	16,169,548	16,224,493
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.78% 6/25/33 (f)	$ 253,078	$ 253,185
Class M1, 4.28% 6/25/33 (f)	19,500,000	19,626,153
Series 2003-3 Class M1, 4.21% 7/25/33 (f)	7,770,000	7,824,625
Series 2004-2:
Class M1, 3.99% 6/25/34 (f)	4,275,000	4,285,404
Class M2, 4.54% 6/25/34 (f)	1,400,000	1,416,723
Series 2005-2 Class 2A2, 3.64% 4/25/35 (f)	12,000,000	11,996,998
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.19% 4/25/33 (f)	3,500,000	3,519,270
Class M2, 5.31% 4/25/33 (f)	1,500,000	1,534,429
Series 2004-FRE1 Class M1, 4.01% 7/25/34 (f)	5,223,000	5,238,948
MBNA Asset Backed Note Trust Series 2000-K Class C, 4.1881% 3/17/08 (c)(f)	7,250,000	7,258,700
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.7631% 10/15/08 (f)	30,000,000	30,042,072
Series 2001-B2 Class B2, 3.7481% 1/15/09 (f)	30,353,000	30,429,933
Series 2002-B2 Class B2, 3.7681% 10/15/09 (f)	20,000,000	20,086,600
Series 2002-B3 Class B3, 3.7881% 1/15/08 (f)	15,000,000	15,000,470
Series 2002-B4 Class B4, 3.8881% 3/15/10 (f)	14,800,000	14,916,873
Series 2003-B2 Class B2, 3.7781% 10/15/10 (f)	1,530,000	1,545,569
Series 2003-B3 Class B3, 3.7631% 1/18/11 (f)	1,130,000	1,135,362
Series 2003-B5 Class B5, 3.7581% 2/15/11 (f)	705,000	710,447
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (f)	7,800,000	7,846,570
Series 1998-G Class B, 3.7881% 2/17/09 (f)	20,000,000	20,043,574
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.96% 7/25/34 (f)	2,125,000	2,124,911
Class M2, 4.01% 7/25/34 (f)	375,000	374,985
Class M3, 4.41% 7/25/34 (f)	775,000	774,967
Class M4, 4.56% 7/25/34 (f)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 4.16% 7/25/34 (f)	2,321,000	2,330,928
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.56% 11/25/32 (f)	2,370,000	2,441,680
Series 2003-NC5 Class M2, 5.46% 4/25/33 (f)	2,800,000	2,834,138
Series 2003-NC6 Class M2, 5.41% 6/27/33 (f)	12,835,000	13,180,825
Series 2003-NC7 Class M1, 4.16% 6/25/33 (f)	1,785,000	1,791,357
Series 2003-NC8 Class M1, 4.16% 9/25/33 (f)	2,350,000	2,363,472
Series 2004-HE6 Class A2, 3.8% 8/25/34 (f)	7,193,690	7,217,222
Series 2004-NC2 Class M1, 4.01% 12/25/33 (f)	2,595,000	2,599,359
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2004-NC6 Class A2, 3.8% 7/25/34 (f)	$ 3,163,358	$ 3,170,145
Series 2005-1:
Class M2, 3.93% 12/25/34 (f)	4,425,000	4,417,835
Class M3, 3.98% 12/25/34 (f)	4,000,000	3,998,266
Series 2005-HE1:
Class A3B, 3.68% 12/25/34 (f)	3,885,000	3,889,266
Class M1, 3.91% 12/25/34 (f)	1,100,000	1,102,253
Class M2, 3.93% 12/25/34 (f)	2,970,000	2,966,369
Series 2005-HE2:
Class M1, 3.86% 1/25/35 (f)	2,665,000	2,670,502
Class M2, 3.9% 1/25/35 (f)	1,900,000	1,893,810
Series 2005-NC1:
Class M1, 3.9% 1/25/35 (f)	2,425,000	2,432,731
Class M2, 3.93% 1/25/35 (f)	2,425,000	2,421,056
Class M3, 3.97% 1/25/35 (f)	2,425,000	2,425,850
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.31% 2/25/32 (f)	1,510,288	1,513,954
Class M2, 4.86% 2/25/32 (f)	7,146,795	7,171,201
Series 2001-NC4:
Class M1, 4.46% 1/25/32 (f)	3,827,881	3,841,816
Series 2002-AM3 Class A3, 3.95% 2/25/33 (f)	1,426,624	1,430,581
Series 2002-HE1 Class M1, 4.06% 7/25/32 (f)	5,860,000	5,893,149
Series 2002-HE2 Class M1, 4.16% 8/25/32 (f)	9,925,000	9,970,606
Series 2002-NC3 Class A3, 3.8% 8/25/32 (f)	396,299	397,573
Series 2002-OP1 Class M1, 4.21% 9/25/32 (f)	3,894,745	3,917,849
Series 2003-NC1:
Class M1, 4.51% 11/25/32 (f)	2,555,000	2,572,380
Class M2, 5.51% 11/25/32 (f)	1,880,000	1,899,041
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.89% 1/25/33 (f)	341,254	341,436
Class M2, 5.46% 1/25/33 (f)	4,600,000	4,667,174
Series 2003-6 Class M1, 4.18% 1/25/34 (f)	5,180,000	5,202,952
Series 2005-1:
Class M1, 3.91% 3/25/35 (f)	4,395,000	4,392,950
Class M2, 3.94% 3/25/35 (f)	4,395,000	4,384,834
Class M3, 3.98% 3/25/35 (f)	2,120,000	2,120,796
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.5281% 6/15/09 (f)	13,621,752	13,633,434
Series 2004-A Class A4A, 3.4581% 6/15/10 (f)	10,570,000	10,582,978
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.91% 6/25/34 (f)	$ 1,450,000	$ 1,451,222
Class M4, 4.435% 6/25/34 (f)	2,435,000	2,439,150
Ocala Funding LLC Series 2005-1A Class A, 4.93% 3/20/10 (c)(f)	3,675,000	3,675,000
Ownit Mortgage Loan Asste-Backed Certificates Series 2005-3 Class A2A, 3.5% 6/25/36 (f)	15,500,000	15,500,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.09% 9/25/34 (f)	3,745,000	3,756,721
Class M2, 4.14% 9/25/34 (f)	1,755,000	1,764,326
Class M3, 4.71% 9/25/34 (f)	3,355,000	3,396,745
Class M4, 4.91% 9/25/34 (f)	4,700,000	4,767,614
Series 2004-WCW2 Class A2, 3.84% 10/25/34 (f)	7,952,623	7,976,111
Series 2005-WCH1:
Class A3B, 3.68% 1/25/35 (f)	2,775,000	2,779,908
Class M2, 3.98% 1/25/35 (f)	4,175,000	4,166,539
Class M3, 4.02% 1/25/35 (f)	3,290,000	3,292,599
Class M5, 4.34% 1/25/35 (f)	3,095,000	3,104,620
Series 2005-WHQ2 Class M7, 4.71% 5/25/35 (f)	5,950,000	5,930,787
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.57% 9/25/24 (f)	7,475,790	7,475,790
Class M4, 4.09% 5/25/35 (f)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 4.0881% 6/15/09 (c)(f)	15,000,000	15,039,393
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.04% 4/25/35 (f)	1,040,000	1,037,610
Series 2005-KS7 Class A1, 3.4781% 8/25/35 (f)	10,515,000	10,512,897
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.71% 10/25/34 (f)	5,500,000	5,566,857
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.86% 4/25/33 (f)	818,316	822,076
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.99% 3/25/35 (f)	4,415,000	4,413,887
Series 2004-2 Class MV1, 4.04% 8/25/35 (f)	4,495,000	4,501,043
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.8131% 2/15/10 (f)	10,000,000	9,987,143
Series 2002-4:
Class A, 3.5181% 8/18/09 (f)	27,000,000	26,999,603
Class B, 3.8131% 8/18/09 (f)	33,300,000	33,301,149
Series 2002-5 Class B, 4.6381% 11/17/09 (f)	30,000,000	30,062,976
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.98% 2/25/34 (f)	$ 2,910,000	$ 2,909,256
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 4.06% 11/25/34 (f)	1,810,000	1,818,452
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.82% 2/25/34 (f)	1,043,424	1,043,422
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.8381% 3/15/11 (c)(f)	10,835,000	10,828,228
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (f)	6,840,000	6,839,945
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.89% 9/25/34 (f)	2,878,990	2,894,593
Series 2003-6HE Class A1, 3.93% 11/25/33 (f)	1,784,384	1,788,543
Series 2005-14HE Class AF1, 3.9753% 7/25/36 (d)(f)	8,635,000	8,633,296
TOTAL ASSET-BACKED SECURITIES (Cost $2,293,954,229)		2,300,747,332
Collateralized Mortgage Obligations - 16.9%

Private Sponsor - 13.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.86% 2/25/35 (f)	9,374,471	9,396,037
Series 2004-4 Class 5A2, 3.86% 3/25/35 (f)	3,780,419	3,787,953
Series 2005-1 Class 5A2, 3.79% 5/25/35 (f)	6,187,250	6,191,166
Series 2005-2:
Class 6A2, 3.74% 6/25/35 (f)	2,930,592	2,932,491
Class 6M2, 3.94% 6/25/35 (f)	10,145,000	10,145,010
Series 2005-3 Class 8A2, 3.7% 7/25/35 (f)	19,199,197	19,211,695
Series 2005-4 Class 7A2, 3.69% 8/25/35 (f)	9,011,457	9,003,527
Series 2005-8 Class 7A2, 3.77% 11/25/35 (f)	7,660,000	7,660,000
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.74% 1/25/35 (f)	20,354,186	20,354,186
Series 2005-2 Class 1A1, 3.71% 3/25/35 (f)	14,961,065	14,961,065
Series 2005-5 Class 1A1, 3.68% 7/25/35 (f)	18,707,862	18,696,170
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.86% 5/25/33 (f)	5,545,033	5,548,017
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.86% 9/25/34 (f)	10,335,456	10,325,843
Series 2005-1 Class 2A1, 3.75% 3/25/35 (f)	14,617,171	14,617,171
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.86% 3/25/34 (f)	5,338,263	5,334,945
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR3 Class 6A2, 3.83% 4/25/34 (f)	$ 2,226,193	$ 2,228,162
Series 2004-AR4 Class 5A2, 3.83% 5/25/34 (f)	2,066,310	2,065,052
Series 2004-AR5 Class 11A2, 3.83% 6/25/34 (f)	2,987,552	2,981,472
Series 2004-AR6 Class 9A2, 3.83% 10/25/34 (f)	3,981,028	3,983,412
Series 2004-AR7 Class 6A2, 3.84% 8/25/34 (f)	5,801,660	5,806,785
Series 2004-AR8 Class 8A2, 3.84% 9/25/34 (f)	4,630,225	4,638,807
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.95% 12/25/34 (f)	4,384,853	4,379,779
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (f)	5,300,000	5,299,006
Class B1, 3.56% 12/20/54 (f)	7,050,000	7,047,577
Class M1, 3.66% 12/20/54 (f)	5,300,000	5,298,178
Series 2005-2 Class C1, 3.7857% 12/20/54 (f)	7,975,000	7,972,508
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (f)	1,415,000	1,414,844
Class 1C, 4.33% 3/20/44 (f)	4,075,000	4,091,219
Class 1M, 3.84% 3/20/44 (f)	4,935,000	4,938,751
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (f)	5,384,259	5,384,932
Class 1B, 3.6% 6/20/44 (f)	1,018,055	1,018,309
Class 1C, 4.13% 6/20/44 (f)	3,706,295	3,713,918
Class 1M, 3.71% 6/20/44 (f)	2,722,846	2,724,205
Series 2004-3:
Class 1B, 3.59% 9/20/44 (f)	2,100,000	2,100,210
Class 1C, 4.02% 9/20/44 (f)	5,415,000	5,426,913
Class 1M, 3.7% 9/20/44 (f)	1,200,000	1,200,360
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.6369% 5/19/35 (f)	11,690,145	11,648,134
Holmes Financing No. 7 PLC floater Series 2 Class M, 4.3988% 7/15/40 (f)	2,560,000	2,564,912
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (f)	25,000,000	25,000,000
Class B, 3.7688% 7/15/40 (f)	2,695,000	2,696,684
Class C, 4.3188% 7/15/40 (f)	10,280,000	10,328,193
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 3.55% 8/25/35 (f)	7,268,025	7,266,230
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.91% 10/25/34 (f)	4,495,430	4,509,337
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.83% 3/25/35 (f)	$ 8,638,669	$ 8,636,982
Series 2004-6 Class 1A2, 3.85% 10/25/34 (f)	3,481,529	3,487,748
Series 2005-1:
Class M1, 3.92% 4/25/35 (f)	3,223,929	3,220,529
Class M2, 3.96% 4/25/35 (f)	5,644,146	5,639,516
Class M3, 3.99% 4/25/35 (f)	1,384,927	1,383,466
Class M4, 4.21% 4/25/35 (f)	817,334	818,164
Class M5, 4.23% 4/25/35 (f)	817,334	817,174
Class M6, 4.28% 4/25/35 (f)	1,307,734	1,307,479
Series 2005-2 Class 1A2, 3.77% 4/25/35 (f)	13,211,515	13,201,194
Series 2005-3 Class A1, 3.7% 8/25/35 (f)	15,176,045	15,149,962
Series 2005-4 Class 1B1, 4.76% 6/25/35 (f)	5,306,886	5,282,839
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.67% 9/26/45 (c)(f)	16,153,164	16,153,164
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.73% 3/25/35 (f)	13,405,372	13,396,993
Series 2004-6 Class 4A2, 4.1729% 7/25/34 (f)	5,969,000	5,946,582
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.85% 3/25/28 (f)	8,079,308	8,122,924
Series 2003-B Class A1, 3.8% 4/25/28 (f)	7,852,610	7,898,403
Series 2003-D Class A, 3.77% 8/25/28 (f)	7,479,616	7,494,804
Series 2003-E Class A2, 3.4425% 10/25/28 (f)	10,687,128	10,687,143
Series 2003-F Class A2, 3.7075% 10/25/28 (f)	12,892,959	12,891,486
Series 2004-A Class A2, 3.6175% 4/25/29 (f)	11,584,437	11,556,917
Series 2004-B Class A2, 3.79% 6/25/29 (f)	8,952,030	8,930,464
Series 2004-C Class A2, 3.95% 7/25/29 (f)	12,856,157	12,825,407
Series 2004-D Class A2, 3.4725% 9/25/29 (f)	9,971,432	9,974,033
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (f)	8,523,921	8,502,874
Class A2D, 3.9175% 11/25/29 (f)	1,982,307	1,991,830
Series 2004-G Class A2, 3.95% 11/25/29 (f)	3,854,828	3,854,422
Series 2005-A Class A2, 3.38% 2/25/30 (f)	10,800,867	10,785,319
Mortgage Asset Backed Securities Trust floater Series 2002-NC1 Class M1, 4.31% 10/25/32 (f)	4,538,551	4,555,535
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.83% 12/25/34 (f)	4,920,628	4,927,758
Class A2, 3.91% 12/25/34 (f)	6,656,800	6,696,298
Series 2005-2 Class 1A1, 3.72% 5/25/35 (f)	5,093,718	5,097,498
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.75% 6/25/35 (f)	19,112,336	19,123,533
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 4.5594% 6/10/42 (f)	$ 1,745,000	$ 1,749,384
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (f)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C, 4.0994% 6/10/42 (f)	15,400,000	15,475,306
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (f)	4,215,000	4,234,760
Series 3 Class C, 4.1994% 6/10/42 (f)	8,890,000	8,967,788
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (f)	4,000,000	4,000,572
Class 2C, 3.8294% 6/10/42 (f)	5,350,000	5,352,343
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (f)	2,000,000	1,999,375
Class 1C, 3.6594% 6/10/42 (f)	3,840,000	3,838,800
Class 2C, 3.7094% 6/10/42 (f)	8,065,000	8,054,919
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (f)	7,165,000	7,162,621
Class 2C, 3.8175% 6/10/42 (f)	9,945,000	9,941,688
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,643,507	4,727,342
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 5.15% 3/10/35 (c)(f)	5,492,986	5,575,381
Class B5, 5.7% 3/10/35 (c)(f)	5,684,725	5,811,417
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.96% 11/25/34 (f)	2,829,110	2,840,739
Series 2003-RP2 Class A1, 3.93% 6/25/33 (c)(f)	3,866,185	3,881,108
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (f)	10,999,101	10,996,236
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	9,577,708	9,569,385
Series 2004-1 Class A, 4.15% 2/20/34 (f)	6,379,791	6,373,993
Series 2004-10 Class A4, 3.6681% 11/20/34 (f)	10,424,803	10,408,138
Series 2004-3 Class A, 3.5463% 5/20/34 (f)	10,662,486	10,588,333
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	13,430,919	13,399,990
Series 2004-5 Class A3, 3.77% 6/20/34 (f)	8,904,038	8,897,082
Series 2004-6:
Class A3A, 4.1475% 6/20/35 (f)	8,182,127	8,176,739
Class A3B, 3.16% 7/20/34 (f)	1,022,766	1,021,950
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (f)	7,642,675	7,636,475
Class A3B, 3.4525% 7/20/34 (f)	1,375,260	1,380,167
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-8 Class A2, 3.45% 9/20/34 (f)	$ 14,155,710	$ 14,148,404
Series 2005-1 Class A2, 3.68% 2/20/35 (f)	7,355,282	7,354,362
Series 2005-2 Class A2, 3.36% 3/20/35 (f)	13,876,523	13,876,523
Series 2005-3 Class A1, 3.46% 5/20/35 (f)	9,217,677	9,217,677
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.77% 7/25/35 (f)	11,201,095	11,201,095
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.86% 9/25/33 (c)(f)	2,553,470	2,555,084
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.83% 9/25/34 (f)	22,068,069	22,129,394
WAMU Mortgage pass thru certificates:
floater Series 2005-AR6 Class 2A-1A, 3.5448% 4/25/45 (f)	6,133,307	6,133,607
Series 2005 AR11 Class A1C1, 3.6675% 8/25/40 (d)(f)	14,400,000	14,400,000
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.7024% 8/25/34 (f)	19,880,000	19,789,156
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (f)	31,674,772	31,407,532
TOTAL PRIVATE SPONSOR		895,419,920
U.S. Government Agency - 3.2%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.76% 11/18/30 (f)	1,103,802	1,112,055
Series 2000-40 Class FA, 3.8144% 7/25/30 (f)	2,487,156	2,498,099
Series 2002-89 Class F, 3.6144% 1/25/33 (f)	3,630,895	3,636,484
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,732,822	4,849,182
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.66% 8/18/31 (f)	2,500,934	2,508,899
Series 2001-44 Class FB, 3.6144% 9/25/31 (f)	2,262,040	2,268,738
Series 2001-46 Class F, 3.66% 9/18/31 (f)	6,514,676	6,552,090
Series 2002-11 Class QF, 3.8144% 3/25/32 (f)	4,517,951	4,551,812
Series 2002-36 Class FT, 3.8144% 6/25/32 (f)	1,503,724	1,516,521
Series 2002-64 Class FE, 3.61% 10/18/32 (f)	2,256,514	2,266,981
Series 2002-65 Class FA, 3.6144% 10/25/17 (f)	2,585,370	2,590,545
Series 2002-74 Class FV, 3.7644% 11/25/32 (f)	8,360,131	8,420,920
Series 2003-11:
Class DF, 3.7644% 2/25/33 (f)	3,173,455	3,195,574
Class EF, 3.7644% 2/25/33 (f)	2,602,157	2,612,658
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2003-63 Class F1, 3.6144% 11/25/27 (f)	$ 6,387,368	$ 6,390,916
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,212,661	1,212,198
Series 2001-62 Class PG, 6.5% 10/25/30	4,183,652	4,194,964
Series 2001-76 Class UB, 5.5% 10/25/13	1,378,221	1,379,002
Series 2002-16 Class QD, 5.5% 6/25/14	345,479	346,552
Series 2002-28 Class PJ, 6.5% 3/25/31	4,950,777	4,957,813
Series 2002-8 Class PD, 6.5% 7/25/30	3,569,878	3,584,870
Freddie Mac:
floater Series 2510 Class FE, 3.7881% 10/15/32 (f)	5,998,150	6,032,418
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	1,286,641	1,286,029
Series 2353 Class PC, 6.5% 9/15/15	1,363,169	1,366,992
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.5881% 7/15/31 (f)	5,197,631	5,199,968
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.7381% 7/15/17 (f)	4,556,922	4,564,198
Series 2526 Class FC, 3.7881% 11/15/32 (f)	3,597,778	3,616,182
Series 2538 Class FB, 3.7881% 12/15/32 (f)	6,607,741	6,651,155
Series 2551 Class FH, 3.8381% 1/15/33 (f)	3,358,821	3,373,027
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	12,190,349	12,248,248
Series 2394 Class ND, 6% 6/15/27	1,550,172	1,553,415
Series 2395 Class PE, 6% 2/15/30	5,961,413	6,000,327
Series 2398 Class DK, 6.5% 1/15/31	372,760	373,347
Series 2410 Class ML, 6.5% 12/15/30	2,168,673	2,179,211
Series 2420 Class BE, 6.5% 12/15/30	2,595,889	2,604,122
Series 2443 Class TD, 6.5% 10/15/30	2,962,497	2,977,827
Series 2461 Class PG, 6.5% 1/15/31	2,737,118	2,773,721
Series 2466 Class EC, 6% 10/15/27	257,483	257,163
Series 2483 Class DC, 5.5% 7/15/14	1,861,588	1,861,466
Series 2556 Class PM, 5.5% 2/15/16	1,160,963	1,159,984
Series 2776 Class UJ, 4.5% 5/15/20 (g)	7,104,375	367,384
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,903,044
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	648,803	649,120
Series 2480 Class QW, 5.75% 2/15/30	871,905	871,370
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2406:
Class FP, 4.3681% 1/15/32 (f)	$ 10,270,000	$ 10,502,819
Class PF, 4.3681% 12/15/31 (f)	8,125,000	8,337,955
Series 2410 Class PF, 4.3681% 2/15/32 (f)	18,644,444	19,070,154
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.7381% 5/16/23 (f)	2,988,811	3,001,292
Series 2001-50 Class FV, 3.5881% 9/16/27 (f)	9,114,548	9,113,939
Series 2002-24 Class FX, 3.9381% 4/16/32 (f)	2,630,687	2,652,779
Series 2002-31 Class FW, 3.7881% 6/16/31 (f)	3,614,097	3,633,687
Series 2002-5 Class KF, 3.7881% 8/16/26 (f)	617,815	618,278
TOTAL U.S. GOVERNMENT AGENCY		207,447,494
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,104,119,465)		1,102,867,414
Commercial Mortgage Securities - 5.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (c)(f)	5,025,000	5,024,881
Class D, 7.54% 8/3/10 (c)(f)	6,695,000	6,694,844
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.7081% 11/15/15 (c)(f)	5,038,226	5,041,400
Series 2005-BOCA:
Class H, 4.3381% 12/15/16 (c)(f)	2,065,000	2,061,834
Class J, 4.4881% 12/15/16 (c)(f)	1,020,000	1,018,438
Class K, 4.7381% 12/15/16 (c)(f)	6,659,000	6,650,611
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.04% 8/25/33 (c)(f)	6,644,316	6,723,250
Series 2003-2:
Class A, 4.04% 12/25/33 (c)(f)	13,522,369	13,687,661
Class M1, 4.31% 12/25/33 (c)(f)	2,200,548	2,236,841
Series 2004-1:
Class A, 3.82% 4/25/34 (c)(f)	6,403,472	6,414,728
Class B, 5.36% 4/25/34 (c)(f)	665,296	672,910
Class M1, 4.02% 4/25/34 (c)(f)	582,134	584,681
Class M2, 4.66% 4/25/34 (c)(f)	498,972	504,819
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.89% 8/25/34 (c)(f)	$ 6,299,807	$ 6,330,814
Class M1, 4.04% 8/25/34 (c)(f)	2,031,330	2,039,265
Series 2004-3:
Class A1, 3.83% 1/25/35 (c)(f)	6,582,479	6,605,519
Class A2, 3.88% 1/25/35 (c)(f)	914,869	918,092
Class M1, 3.96% 1/25/35 (c)(f)	1,097,080	1,098,564
Class M2, 4.46% 1/25/35 (c)(f)	715,487	719,742
Series 2005-2A:
Class M1, 3.73% 8/25/35 (c)(f)	1,297,812	1,297,812
Class M2, 3.78% 8/25/35 (c)(f)	2,136,399	2,136,399
Class M3, 3.8% 8/25/35 (c)(f)	1,183,006	1,183,006
Class M4, 3.91% 8/25/35 (c)(f)	1,088,166	1,088,166
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.98% 4/14/15 (c)(f)	1,344,296	1,350,087
Class JMM, 4.88% 4/14/15 (c)(f)	1,384,053	1,385,065
Class KFCM, 5.23% 4/14/15 (c)(f)	1,436,661	1,443,179
Class KMM, 5.13% 4/14/15 (c)(f)	1,253,767	1,254,776
Class LFCM, 5.63% 4/14/15 (c)(f)	1,601,905	1,602,545
Class MFCM, 5.93% 4/14/15 (c)(f)	2,218,251	2,219,234
Series 2004-BBA3 Class E, 4.0881% 6/15/17 (c)(f)	10,415,000	10,415,949
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.81% 12/12/13 (c)(f)	896,672	897,536
Class C, 4.16% 12/12/13 (c)(f)	1,793,345	1,801,374
COMM floater:
Series 2001-FL5A Class E, 4.8881% 11/15/13 (c)(f)	3,049,546	3,048,573
Series 2002-FL6:
Class F, 4.8381% 6/14/14 (c)(f)	11,163,000	11,190,451
Class G, 5.2881% 6/14/14 (c)(f)	5,000,000	5,000,444
Series 2003-FL9 Class B, 3.8881% 11/15/15 (c)(f)	10,354,700	10,383,149
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.6881% 9/15/14 (c)(f)	3,570,000	3,573,440
Class G, 4.3681% 9/15/14 (c)(f)	1,345,000	1,345,538
Class H, 4.4681% 9/15/14 (c)(f)	1,430,000	1,430,571
Class J, 4.9881% 9/15/14 (c)(f)	490,000	491,560
Class K, 5.3881% 9/15/14 (c)(f)	770,000	771,587
Class L, 5.5881% 9/15/14 (c)(f)	625,000	624,693
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-HTL1:
Class B, 3.8381% 7/15/16 (c)(f)	$ 495,379	$ 495,732
Class D, 3.9381% 7/15/16 (c)(f)	1,125,628	1,125,788
Class E, 4.1381% 7/15/16 (c)(f)	805,726	806,031
Class F, 4.1881% 7/15/16 (c)(f)	852,671	853,207
Class H, 4.6881% 7/15/16 (c)(f)	2,472,312	2,473,143
Class J, 4.8381% 7/15/16 (c)(f)	950,314	950,633
Class K, 5.7381% 7/15/16 (c)(f)	1,069,720	1,069,257
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.6181% 4/15/17 (c)(f)	7,080,000	7,080,000
Class C, 3.6581% 4/15/17 (c)(f)	3,006,000	3,006,000
Class D, 3.6981% 4/15/17 (c)(f)	2,440,000	2,440,000
Class E, 3.7581% 4/15/17 (c)(f)	1,821,000	1,821,000
Class F, 3.7981% 4/15/17 (c)(f)	1,035,000	1,035,000
Class G, 3.9381% 4/15/17 (c)(f)	1,035,000	1,035,000
Class H, 4.0081% 4/15/17 (c)(f)	1,035,000	1,035,000
Class I, 4.2381% 4/15/17 (c)(f)	335,000	335,000
Class MOA3, 3.6881% 3/15/20 (c)(f)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 5.1381% 12/15/11 (c)(f)	3,720,000	3,702,795
Series 2002-TFLA Class C, 3.9688% 11/18/12 (c)(f)	3,675,000	3,674,923
Series 2003-TF2A Class A2, 3.7081% 11/15/14 (c)(f)	9,500,000	9,507,100
Series 2004-FL1 Class B, 3.8381% 5/15/14 (c)(f)	11,230,000	11,235,571
Series 2004-HC1:
Class A2, 3.8881% 12/15/21 (c)(f)	1,475,000	1,474,997
Class B, 4.1381% 12/15/21 (c)(f)	3,835,000	3,834,992
Series 2004-TF2A Class E, 3.8081% 11/15/19 (c)(f)	4,450,000	4,456,884
Series 2004-TFL1:
Class A2, 3.5781% 2/15/14 (c)(f)	7,005,000	7,007,087
Class E, 3.9381% 2/15/14 (c)(f)	2,800,000	2,806,033
Class F, 3.9881% 2/15/14 (c)(f)	2,325,000	2,330,394
Class G, 4.2381% 2/15/14 (c)(f)	1,875,000	1,880,617
Class H, 4.4881% 2/15/14 (c)(f)	1,400,000	1,403,733
Class J, 4.7881% 2/15/14 (c)(f)	750,000	753,724
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TF2A Class F, 3.8881% 11/15/19 (c)(f)	$ 1,540,000	$ 1,542,381
Series 2005-TFLA:
Class C, 3.6281% 2/15/20 (c)(f)	5,650,000	5,649,989
Class E, 3.7181% 2/15/20 (c)(f)	3,955,000	3,954,992
Class F, 3.7681% 2/15/20 (c)(f)	1,745,000	1,744,997
Class G, 3.9081% 2/15/20 (c)(f)	505,000	504,998
Class H, 4.1381% 2/15/20 (c)(f)	715,000	714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	518,675	522,823
Series 2003-TFLA Class G, 3.7357% 4/15/13 (c)(f)	446,933	445,553
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 4.2% 2/11/11 (c)(f)	264,524	264,175
GS Mortgage Securities Corp. II floater Series 2005-FL7A Class A1, 3.5% 11/6/19 (c)(f)	10,526,054	10,527,180
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.8613% 5/28/20 (c)(f)	2,727,545	2,728,117
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.6585% 4/10/15 (c)(f)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 3.97% 6/15/19 (c)(f)	3,325,000	3,325,100
Class WJ, 4.17% 6/15/19 (c)(f)	2,045,000	2,045,061
Class WK, 4.57% 6/15/19 (c)(f)	3,065,000	3,065,092
Series 2005-FL1A Class WX1, 1.2068% 6/15/19 (c)(f)(g)	240,000,000	2,596,800
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2003-C4A:
Class F, 5.6% 7/11/15 (c)(f)	813,387	813,822
Class H, 6.35% 7/11/15 (c)(f)	8,267,264	8,287,932
Series 2003-LLFA:
Class A2, 3.77% 12/16/14 (c)(f)	11,700,000	11,707,744
Class B, 3.98% 12/16/14 (c)(f)	4,615,000	4,626,299
Class C, 4.08% 12/16/14 (c)(f)	4,982,000	4,997,311
Series 2005-LLFA Class FAIR, 5.1138% 7/15/19 (c)(d)(f)	4,360,000	4,360,000
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 5.49% 8/5/14 (c)(f)	7,603,983	7,603,972
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.1881% 2/15/13 (c)(f)	$ 10,495,000	$ 10,291,568
Class D, 4.1881% 2/15/13 (c)(f)	4,000,000	3,891,288
Series 2003-CDCA:
Class HEXB, 5.2881% 2/15/15 (c)(f)	770,000	771,001
Class JEXB, 5.4881% 2/15/15 (c)(f)	1,300,000	1,301,690
Class KEXB, 5.8881% 2/15/15 (c)(f)	960,000	961,248
Series 2000-NL1 Class E, 7.0607% 10/15/30 (c)(f)	3,657,956	3,672,236
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.7281% 5/15/09 (c)(f)	18,000,000	18,008,086
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (c)(f)	7,263,029	7,263,029
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.5681% 3/15/14 (c)(f)	3,510,000	3,511,290
Class E, 3.8881% 3/15/14 (c)(f)	2,190,000	2,192,749
Class F, 3.9381% 3/15/14 (c)(f)	1,755,000	1,757,120
Class G, 4% 3/15/14 (c)(f)	875,000	876,363
Series 2005-WL5A:
Class KHP1, 3.7381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP2, 3.9381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP3, 4.2381% 1/15/18 (c)(f)	2,060,000	2,060,000
Class KHP4, 4.3381% 1/15/18 (c)(f)	1,600,000	1,600,000
Class KHP5, 4.5381% 1/15/18 (c)(f)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $378,363,353)		378,866,012
Interfund Loans - 0.1%

With Fidelity Equity-Income Fund, at 3.43442% due 8/1/05 (b) (Cost $8,443,000)	8,443,000	8,443,000
Cash Equivalents - 40.4%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (i)	$ 2,354,814,398	$ 2,354,164,000
With Goldman Sachs & Co. at 3.41%, dated 7/1/05 due 8/23/05 (Collateralized by Mortgage Loan Obligations valued at $295,800,001, 0.9%- 10.36%, 4/18/17 - 6/25/44) (f)(h)	291,455,881	289,998,492
TOTAL CASH EQUIVALENTS (Cost $2,644,164,000)		2,644,162,492
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $6,679,436,405)		6,685,115,608
NET OTHER ASSETS - (2.2)%		(140,968,200)
NET ASSETS - 100%		$ 6,544,147,408
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,221,638	$ 34,806
49 Eurodollar 90 Day Index Contracts	March 2006	48,464,675	28,036
32 Eurodollar 90 Day Index Contracts	June 2006	31,645,600	16,247
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,698,612	16,355
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,707,500	14,421
24 Eurodollar 90 Day Index Contracts	March 2007	23,729,700	12,329
17 Eurodollar 90 Day Index Contracts	June 2007	16,807,688	5,970
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,818,200	5,711
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,828,250	5,590
15 Eurodollar 90 Day Index Contracts	March 2008	14,827,875	5,015
8 Eurodollar 90 Day Index Contracts	June 2008	7,907,800	7,518
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,918,888	6,885
TOTAL EURODOLLAR CONTRACTS			158,883
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (135,972)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	102,057
TOTAL CREDIT DEFAULT SWAP		24,000,000	(33,915)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Oct. 2005	$ 48,200,000	$ 46,335
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	32,511
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 30 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	August 2005	35,100,000	33,945
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 22 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Jan. 2006	$ 35,100,000	$ 32,229
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1- month LIBOR minus 11.1 basis points with Lehman Brothers, Inc.	Nov. 2005	30,000,000	0
TOTAL TOTAL RETURN SWAP		178,400,000	145,020
		$ 202,400,000	$ 111,105
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Affiliated entity

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $586,119,417 or 9.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $994,635.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) The maturity amount is based on the rate at period end.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$2,354,164,000 due 8/1/05 at 3.32%
Banc of America Securities LLC.	$ 471,596,247
Bank of America, National Association	244,985,063
Barclays Capital Inc.	979,940,254
Countrywide Securities Corporation	244,985,063
Morgan Stanley & Co. Incorporated.	351,411,107
UBS Securities LLC	61,246,266
$ 2,354,164,000
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $6,679,021,266. Net unrealized appreciation aggregated $6,094,342, of which $11,067,257 related to appreciated investment securities and $4,972,915 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

July 31, 2005

1.804840.101

LCS-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc.	60,500	$ 1,667
Delphi Corp.	124,200	658
		2,325
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (a)	44,000	3,307
Service Corp. International (SCI)	9,900	86
		3,393
Household Durables - 0.2%
Harman International Industries, Inc.	15,400	1,324
Internet & Catalog Retail - 1.5%
Coldwater Creek, Inc. (a)	40,700	1,127
eBay, Inc. (a)	211,200	8,824
		9,951
Leisure Equipment & Products - 0.7%
Eastman Kodak Co.	173,700	4,645
Media - 3.6%
Entravision Communications Corp. Class A (a)	305,000	2,608
Getty Images, Inc. (a)	40,800	3,295
Lamar Advertising Co. Class A (a)	73,878	3,251
News Corp. Class B	148,900	2,582
Omnicom Group, Inc.	19,900	1,689
Univision Communications, Inc. Class A (a)	243,200	6,878
Walt Disney Co.	115,090	2,951
		23,254
Multiline Retail - 0.6%
Federated Department Stores, Inc.	52,900	4,014
Specialty Retail - 3.1%
Best Buy Co., Inc.	10,700	820
Chico's FAS, Inc. (a)	65,500	2,627
Home Depot, Inc.	227,000	9,877
Office Depot, Inc. (a)	96,100	2,727
Staples, Inc.	160,400	3,652
The Pep Boys - Manny, Moe & Jack	24,100	328
		20,031
TOTAL CONSUMER DISCRETIONARY		68,937
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.7%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	91,484	$ 2,150
Food & Staples Retailing - 2.7%
CVS Corp.	44,400	1,378
Wal-Mart Stores, Inc.	322,100	15,896
		17,274
Food Products - 1.2%
Nestle SA (Reg.)	29,422	8,072
Personal Products - 2.5%
Avon Products, Inc.	92,000	3,009
Gillette Co.	251,835	13,516
		16,525
Tobacco - 1.0%
Altria Group, Inc.	92,700	6,207
TOTAL CONSUMER STAPLES		50,228
ENERGY - 10.3%
Energy Equipment & Services - 4.7%
Baker Hughes, Inc.	128,600	7,271
BJ Services Co.	32,000	1,952
Cooper Cameron Corp. (a)	27,600	1,959
FMC Technologies, Inc. (a)	118,000	4,278
Halliburton Co.	183,300	10,274
National Oilwell Varco, Inc. (a)	9,100	476
Schlumberger Ltd. (NY Shares)	48,300	4,045
		30,255
Oil, Gas & Consumable Fuels - 5.6%
ConocoPhillips	80,000	5,007
Exxon Mobil Corp.	243,000	14,276
Occidental Petroleum Corp.	19,600	1,613
Total SA sponsored ADR	55,100	6,888
Valero Energy Corp.	107,600	8,907
		36,691
TOTAL ENERGY		66,946
FINANCIALS - 17.5%
Capital Markets - 3.4%
IL&FS Investsmart Ltd. (a)	225,228	888
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Investors Financial Services Corp.	117,400	$ 4,041
Merrill Lynch & Co., Inc.	81,300	4,779
Morgan Stanley	31,000	1,645
State Street Corp.	32,700	1,626
UBS AG (NY Shares)	110,300	9,040
		22,019
Commercial Banks - 3.2%
Bangkok Bank Ltd. PCL (For. Reg.)	564,900	1,438
Bank of America Corp.	246,300	10,739
HDFC Bank Ltd.	25,500	411
Korea Exchange Bank (a)	178,480	1,744
Standard Chartered PLC (United Kingdom)	341,200	6,656
State Bank of India	7,774	165
		21,153
Consumer Finance - 1.8%
American Express Co.	208,830	11,486
Diversified Financial Services - 3.5%
Citigroup, Inc.	66,900	2,910
Indiabulls Financial Services Ltd.	84,712	500
JPMorgan Chase & Co.	550,140	19,332
		22,742
Insurance - 5.4%
American International Group, Inc.	309,912	18,657
Max Re Capital Ltd.	74,700	1,714
PartnerRe Ltd.	54,000	3,500
Platinum Underwriters Holdings Ltd.	60,500	2,098
The St. Paul Travelers Companies, Inc.	42,600	1,875
XL Capital Ltd. Class A	99,200	7,125
		34,969
Thrifts & Mortgage Finance - 0.2%
Doral Financial Corp.	26,100	403
Hudson City Bancorp, Inc.	82,800	980
		1,383
TOTAL FINANCIALS		113,752
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.6%
Biotechnology - 1.7%
Actelion Ltd. (Reg.) (a)	6,773	$ 726
Alnylam Pharmaceuticals, Inc. (a)	2,000	20
Biogen Idec, Inc. (a)	18,200	715
Cephalon, Inc. (a)	144,900	6,071
ImClone Systems, Inc. (a)	25,000	868
Protein Design Labs, Inc. (a)	107,200	2,443
		10,843
Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	15,500	1,776
Baxter International, Inc.	89,700	3,523
C.R. Bard, Inc.	47,200	3,152
Cooper Companies, Inc.	51,300	3,524
Waters Corp. (a)	60,900	2,758
		14,733
Health Care Providers & Services - 2.8%
Aetna, Inc.	65,000	5,031
UnitedHealth Group, Inc.	155,100	8,112
WellPoint, Inc. (a)	69,000	4,881
		18,024
Pharmaceuticals - 6.8%
Allergan, Inc.	38,600	3,450
Cipla Ltd.	201,003	1,559
Johnson & Johnson	134,300	8,590
Novartis AG sponsored ADR	125,500	6,113
Pfizer, Inc.	336,178	8,909
Roche Holding AG (participation certificate)	51,043	6,941
Teva Pharmaceutical Industries Ltd. sponsored ADR	52,100	1,636
Wyeth	160,400	7,338
		44,536
TOTAL HEALTH CARE		88,136
INDUSTRIALS - 14.6%
Aerospace & Defense - 3.3%
Honeywell International, Inc.	548,800	21,557
Airlines - 0.1%
Northwest Airlines Corp. (a)	133,100	619
Building Products - 0.7%
York International Corp.	98,900	4,226
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Asset Acceptance Capital Corp. (a)	75,124	$ 2,054
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	79,100	1,930
Electrical Equipment - 0.0%
Crompton Greaves Ltd.	17,274	221
Industrial Conglomerates - 7.6%
General Electric Co.	985,940	34,007
Tyco International Ltd.	511,300	15,579
		49,586
Machinery - 0.2%
Pentair, Inc.	36,400	1,462
Road & Rail - 1.3%
Norfolk Southern Corp.	231,100	8,599
Trading Companies & Distributors - 0.8%
Watsco, Inc.	105,200	4,982
TOTAL INDUSTRIALS		95,236
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	186,445	3,570
Juniper Networks, Inc. (a)	100,900	2,421
Nokia Corp. sponsored ADR	227,600	3,630
		9,621
Computers & Peripherals - 4.2%
Apple Computer, Inc. (a)	42,000	1,791
Dell, Inc. (a)	431,200	17,451
EMC Corp. (a)	608,800	8,334
		27,576
Electronic Equipment & Instruments - 1.6%
Agilent Technologies, Inc. (a)	146,300	3,839
Arrow Electronics, Inc. (a)	60,500	1,816
FARO Technologies, Inc. (a)	51,800	1,227
Hon Hai Precision Industries Co. Ltd.	292,949	1,645
Vishay Intertechnology, Inc. (a)	153,700	2,155
		10,682
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.1%
Google, Inc. Class A (sub. vtg.)	20,900	$ 6,014
Yahoo!, Inc. (a)	223,800	7,461
		13,475
IT Services - 0.1%
Hewitt Associates, Inc. Class A (a)	25,500	708
Office Electronics - 0.3%
Zebra Technologies Corp. Class A (a)	45,700	1,782
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	44,700	1,752
ARM Holdings PLC sponsored ADR	157,900	1,003
Intel Corp.	582,000	15,795
Lam Research Corp. (a)	51,600	1,468
Maxim Integrated Products, Inc.	64,700	2,709
National Semiconductor Corp.	228,000	5,634
		28,361
Software - 4.1%
Microsoft Corp.	670,902	17,182
Oracle Corp. (a)	125,500	1,704
Symantec Corp. (a)	348,137	7,649
		26,535
TOTAL INFORMATION TECHNOLOGY		118,740
MATERIALS - 2.1%
Chemicals - 1.8%
Ashland, Inc.	45,500	2,796
E.I. du Pont de Nemours & Co.	36,600	1,562
Monsanto Co.	104,300	7,027
		11,385
Containers & Packaging - 0.3%
Smurfit-Stone Container Corp. (a)	173,600	2,106
TOTAL MATERIALS		13,491
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.1%
BellSouth Corp.	174,300	$ 4,811
SBC Communications, Inc.	347,800	8,504
		13,315
Wireless Telecommunication Services - 1.1%
Nextel Communications, Inc. Class A (a)	167,200	5,819
Nextel Partners, Inc. Class A (a)	65,800	1,638
		7,457
TOTAL TELECOMMUNICATION SERVICES		20,772
UTILITIES - 1.1%
Electric Utilities - 0.7%
Allegheny Energy, Inc. (a)	24,800	707
Edison International	18,800	769
Exelon Corp.	62,700	3,356
		4,832
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	107,900	1,732
Multi-Utilities - 0.1%
CMS Energy Corp. (a)	47,300	749
TOTAL UTILITIES		7,313
TOTAL COMMON STOCKS (Cost $591,076)		643,551
Money Market Funds - 0.8%
Fidelity Cash Central Fund, 3.31% (b)	1,549,859	1,550
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	3,834,000	3,834
TOTAL MONEY MARKET FUNDS (Cost $5,384)		5,384
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $596,460)		648,935
NET OTHER ASSETS - 0.2%		1,279
NET ASSETS - 100%		$ 650,214
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $601,970,000. Net unrealized appreciation aggregated $46,965,000, of which $67,364,000 related to appreciated investment securities and $20,399,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

July 31, 2005

1.804824.101

MCS-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.4%
Hotels, Restaurants & Leisure - 2.1%
McDonald's Corp.	200,000	$ 6,234
Penn National Gaming, Inc. (a)	1,704,300	60,929
Royal Caribbean Cruises Ltd.	1,169,200	53,140
Station Casinos, Inc.	450,000	33,053
Wendy's International, Inc.	754,600	39,013
		192,369
Household Durables - 3.0%
Harman International Industries, Inc.	1,086,200	93,359
LG Electronics, Inc.	1,074,130	69,908
Toll Brothers, Inc. (a)	2,099,800	116,371
		279,638
Internet & Catalog Retail - 0.4%
Blue Nile, Inc. (a)(d)	1,135,400	37,763
Leisure Equipment & Products - 0.6%
Brunswick Corp.	1,125,500	52,403
Media - 4.1%
Getty Images, Inc. (a)	1,291,700	104,305
Lamar Advertising Co. Class A (a)	1,925,700	84,750
Univision Communications, Inc. Class A (a)	3,913,557	110,675
XM Satellite Radio Holdings, Inc. Class A (a)	2,326,124	82,880
		382,610
Multiline Retail - 0.6%
Federated Department Stores, Inc.	779,800	59,163
Specialty Retail - 5.0%
Abercrombie & Fitch Co. Class A	450,000	32,423
Aeropostale, Inc. (a)	1,885,000	56,267
American Eagle Outfitters, Inc.	768,700	25,329
Chico's FAS, Inc. (a)	797,500	31,988
Circuit City Stores, Inc.	1,527,200	27,871
GameStop Corp. Class A (a)	1,000,000	34,350
Rent-A-Center, Inc. (a)	1,200,000	25,308
Sherwin-Williams Co.	624,900	29,751
Sports Authority, Inc. (a)	1,000,000	31,800
Staples, Inc.	2,211,450	50,355
Tiffany & Co., Inc.	1,800,000	61,254
Urban Outfitters, Inc. (a)	1,067,200	64,790
		471,486
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc. (a)	177,500	$ 6,232
Fossil, Inc. (a)	1,278,300	30,411
Quiksilver, Inc. (a)	1,445,500	24,270
		60,913
TOTAL CONSUMER DISCRETIONARY		1,536,345
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.9%
Rite Aid Corp. (a)	3,938,600	17,684
Whole Foods Market, Inc.	500,000	68,255
		85,939
Food Products - 0.1%
McCormick & Co., Inc. (non-vtg.)	100,000	3,478
Smithfield Foods, Inc. (a)	200,000	5,224
		8,702
Household Products - 0.0%
Colgate-Palmolive Co.	75,000	3,971
TOTAL CONSUMER STAPLES		98,612
ENERGY - 12.0%
Energy Equipment & Services - 7.0%
BJ Services Co.	1,770,200	107,964
GlobalSantaFe Corp.	578,300	26,018
Halliburton Co.	1,665,600	93,357
National Oilwell Varco, Inc. (a)	1,548,950	81,088
Noble Corp.	1,536,000	103,188
Pride International, Inc. (a)	2,801,137	72,886
Smith International, Inc.	500,000	33,970
Transocean, Inc. (a)	1,251,500	70,622
Weatherford International Ltd. (a)	1,105,500	69,956
		659,049
Oil, Gas & Consumable Fuels - 5.0%
Arch Coal, Inc.	600,000	34,152
EOG Resources, Inc.	500,000	30,550
Frontline Ltd. (NY Shares)	589,100	24,730
General Maritime Corp.	546,600	21,312
Peabody Energy Corp.	2,343,200	154,042
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc. (a)	825,000	$ 34,947
Teekay Shipping Corp.	671,500	30,896
Valero Energy Corp.	1,665,900	137,903
		468,532
TOTAL ENERGY		1,127,581
FINANCIALS - 5.5%
Capital Markets - 2.9%
Ameritrade Holding Corp. (a)	6,000,686	117,193
E*TRADE Financial Corp. (a)	10,100,400	156,657
		273,850
Commercial Banks - 0.7%
SVB Financial Group (a)	554,850	28,486
Wintrust Financial Corp.	749,665	40,205
		68,691
Diversified Financial Services - 0.4%
Moody's Corp.	700,000	33,117
Insurance - 0.4%
W.R. Berkley Corp.	908,100	33,990
Real Estate - 0.0%
Sinochem Hong Kong Holding Ltd. (a)	17,692,200	3,277
Thrifts & Mortgage Finance - 1.1%
Hudson City Bancorp, Inc.	4,000,000	47,320
Sovereign Bancorp, Inc.	1,421,200	34,095
W Holding Co., Inc.	1,642,777	17,561
		98,976
TOTAL FINANCIALS		511,901
HEALTH CARE - 12.6%
Biotechnology - 3.5%
Celgene Corp. (a)	2,238,774	107,125
Genentech, Inc. (a)	534,100	47,711
Gilead Sciences, Inc. (a)	700,000	31,367
MedImmune, Inc. (a)	2,269,700	64,482
Millennium Pharmaceuticals, Inc. (a)	200,000	2,066
ONYX Pharmaceuticals, Inc. (a)	965,900	22,650
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
OSI Pharmaceuticals, Inc. (a)	577,000	$ 23,830
QIAGEN NV (a)	2,686,877	35,682
		334,913
Health Care Equipment & Supplies - 5.1%
American Medical Systems Holdings, Inc. (a)	1,500,000	34,875
Bausch & Lomb, Inc.	400,000	33,860
Cyberonics, Inc. (a)	1,000,000	38,620
Dade Behring Holdings, Inc.	410,600	31,123
DENTSPLY International, Inc.	800,000	44,600
Gen-Probe, Inc. (a)	750,000	33,068
Integra LifeSciences Holdings Corp. (a)	1,000,000	30,400
IntraLase Corp. (d)	1,500,000	31,275
Kinetic Concepts, Inc. (a)	422,100	25,313
Kyphon, Inc. (a)	850,000	34,544
Medtronic, Inc.	498,800	26,905
NuVasive, Inc. (a)	884,440	16,548
St. Jude Medical, Inc. (a)	588,000	27,877
Ventana Medical Systems, Inc. (a)	500,000	21,480
Waters Corp. (a)	1,040,000	47,091
		477,579
Health Care Providers & Services - 2.9%
Covance, Inc. (a)	813,500	40,309
Henry Schein, Inc. (a)	1,124,700	48,553
Humana, Inc. (a)	2,205,100	87,873
PacifiCare Health Systems, Inc. (a)	655,752	49,968
Sierra Health Services, Inc. (a)	700,000	47,208
		273,911
Pharmaceuticals - 1.1%
Allergan, Inc.	750,000	67,028
Medicis Pharmaceutical Corp. Class A	1,000,000	33,920
		100,948
TOTAL HEALTH CARE		1,187,351
INDUSTRIALS - 10.3%
Aerospace & Defense - 3.0%
L-3 Communications Holdings, Inc.	991,600	77,573
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	1,337,100	$ 120,312
Rockwell Collins, Inc.	1,642,300	80,144
		278,029
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	600,000	37,542
UTI Worldwide, Inc.	450,000	32,112
		69,654
Airlines - 0.5%
JetBlue Airways Corp. (a)	1,061,510	22,292
Northwest Airlines Corp. (a)	4,236,863	19,701
		41,993
Commercial Services & Supplies - 1.6%
Cintas Corp.	1,328,900	58,910
Robert Half International, Inc.	1,718,500	58,240
Stericycle, Inc. (a)	546,500	31,763
		148,913
Electrical Equipment - 0.9%
AMETEK, Inc.	1,000,000	41,200
Evergreen Solar, Inc. (a)	1,969,910	13,888
Rockwell Automation, Inc.	600,000	30,906
		85,994
Machinery - 0.6%
Manitowoc Co., Inc.	650,000	29,673
Toro Co.	750,000	30,180
		59,853
Road & Rail - 2.2%
Burlington Northern Santa Fe Corp.	1,569,300	85,135
Landstar System, Inc. (a)	1,000,998	33,353
Norfolk Southern Corp.	2,421,200	90,093
		208,581
Trading Companies & Distributors - 0.8%
MSC Industrial Direct Co., Inc. Class A	1,000,000	38,690
WESCO International, Inc. (a)	1,000,000	34,060
		72,750
TOTAL INDUSTRIALS		965,767
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 29.4%
Communications Equipment - 5.2%
Alcatel SA sponsored ADR (a)	6,371,100	$ 77,727
CIENA Corp. (a)	19,141,024	42,876
Comverse Technology, Inc. (a)	8,147,000	206,038
Juniper Networks, Inc. (a)	2,507,800	60,162
Motorola, Inc.	4,583,100	97,070
		483,873
Computers & Peripherals - 1.5%
Electronics for Imaging, Inc. (a)	85,399	1,799
NCR Corp. (a)	2,262,500	78,531
Network Appliance, Inc. (a)	1,775,000	45,280
Western Digital Corp. (a)	936,900	14,044
		139,654
Electronic Equipment & Instruments - 5.4%
Amphenol Corp. Class A	1,947,300	86,733
Arrow Electronics, Inc. (a)	1,297,287	38,945
Benchmark Electronics, Inc. (a)	1,000,000	32,000
Celestica, Inc. (sub. vtg.) (a)	3,975,000	46,232
Flextronics International Ltd. (a)	9,770,500	132,293
National Instruments Corp.	1,350,000	37,058
Solectron Corp. (a)	31,101,300	119,429
Tech Data Corp. (a)	399,700	15,500
		508,190
Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	4,615,900	70,485
Homestore, Inc. (a)(d)	14,726,399	38,878
InfoSpace, Inc. (a)	111,300	2,687
Terremark Worldwide, Inc. (a)	824,730	6,111
		118,161
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	1,036,400	50,867
Sapient Corp. (a)	3,500,000	27,230
Telvent GIT SA (d)	2,773,900	30,039
		108,136
Office Electronics - 0.4%
Zebra Technologies Corp. Class A (a)	1,007,925	39,309
Semiconductors & Semiconductor Equipment - 9.9%
Altera Corp. (a)	1,500,000	32,805
ARM Holdings PLC sponsored ADR	4,800,000	30,480
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares) (a)	1,850,000	$ 32,560
ATI Technologies, Inc. (a)	200,000	2,519
Cypress Semiconductor Corp. (a)	1,815,100	26,065
FormFactor, Inc. (a)	1,586,700	41,476
Freescale Semiconductor, Inc. Class B	3,599,455	92,686
Intersil Corp. Class A	1,500,000	29,055
Linear Technology Corp.	850,000	33,031
Marvell Technology Group Ltd. (a)	591,200	25,830
Maxim Integrated Products, Inc.	800,000	33,496
Microchip Technology, Inc.	7,015,442	217,970
NVIDIA Corp. (a)	3,550,000	96,063
ON Semiconductor Corp. (a)	7,179,450	41,282
PMC-Sierra, Inc. (a)	2,242,749	22,046
Samsung Electronics Co. Ltd.	173,710	95,911
Silicon Laboratories, Inc. (a)	1,395,300	40,840
Varian Semiconductor Equipment Associates, Inc. (a)	918,336	38,129
		932,244
Software - 4.6%
Amdocs Ltd. (a)	1,468,400	43,597
BEA Systems, Inc. (a)	5,150,600	46,664
Citrix Systems, Inc. (a)	1,350,000	32,171
Cognos, Inc. (a)	1,350,000	52,595
FileNET Corp. (a)	1,749,089	49,447
Hyperion Solutions Corp. (a)	1,100,000	51,766
Microsoft Corp.	100,000	2,561
NAVTEQ Corp.	1,659,900	72,986
Siebel Systems, Inc.	1,652,000	13,877
TIBCO Software, Inc. (a)	8,201,300	63,068
		428,732
TOTAL INFORMATION TECHNOLOGY		2,758,299
MATERIALS - 6.3%
Chemicals - 5.7%
Agrium, Inc.	2,000,000	45,739
Honam Petrochemical Corp.	89,600	3,984
Monsanto Co.	3,505,800	236,185
Mosaic Co. (a)	2,500,000	43,500
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan	1,913,600	$ 203,637
Rhodia SA (a)	890,100	1,759
		534,804
Construction Materials - 0.6%
Florida Rock Industries, Inc.	1,000,000	54,890
TOTAL MATERIALS		589,694
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 2.4%
Qwest Communications International, Inc. (a)	45,990,771	175,685
Time Warner Telecom, Inc. Class A (a)(d)	7,504,045	50,952
		226,637
Wireless Telecommunication Services - 1.9%
Nextel Communications, Inc. Class A (a)	2,048,500	71,288
Nextel Partners, Inc. Class A (a)	1,910,400	47,569
NII Holdings, Inc. (a)	733,735	54,619
		173,476
TOTAL TELECOMMUNICATION SERVICES		400,113
TOTAL COMMON STOCKS (Cost $7,995,937)		9,175,663
Money Market Funds - 2.8%
Fidelity Cash Central Fund, 3.31% (b)	183,275,240	183,275
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	83,018,125	83,018
TOTAL MONEY MARKET FUNDS (Cost $266,293)		266,293
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $8,262,230)		9,441,956
NET OTHER ASSETS - (0.6)%		(57,567)
NET ASSETS - 100%		$ 9,384,389
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Blue Nile, Inc.	$ 28,578	$ -	$ -	$ -	$ 37,763
Cyberonics, Inc.	90,045	-	61,315	-	-
Homestore, Inc.	28,757	111	-	-	38,878
IntraLase Corp.	-	28,814	-	-	31,275
Sapient Corp.	47,905	-	24,683	-	-
Telvent GIT SA	24,272	-	-	-	30,039
Time Warner Telecom, Inc. Class A	30,541	-	-	-	50,952
Total	$ 250,098	$ 28,925	$ 85,998	$ -	$ 188,907
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $8,275,896,000. Net unrealized appreciation aggregated $1,166,060,000, of which $1,375,827,000 related to appreciated investment securities and $209,767,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Retirement
Fund

July 31, 2005

1.804843.101

SMR-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 2.1%
Aftermarket Technology Corp. (a)	74,500	$ 1,292,575
Keystone Automotive Industries, Inc. (a)	56,941	1,502,673
Noble International Ltd.	31,900	853,006
		3,648,254
Distributors - 1.0%
Advanced Marketing Services, Inc. (a)	48,900	266,505
Prestige Brands Holdings, Inc.	129,900	1,461,375
		1,727,880
Diversified Consumer Services - 2.3%
Jackson Hewitt Tax Service, Inc.	104,500	2,644,895
Regis Corp.	35,650	1,488,744
		4,133,639
Hotels, Restaurants & Leisure - 2.1%
Ambassadors Group, Inc.	27,168	1,151,108
Domino's Pizza, Inc.	89,100	2,229,282
Fox & Hound Restaurant Group (a)	21,290	257,394
Nevada Gold & Casinos, Inc. (a)	600	6,498
		3,644,282
Household Durables - 3.1%
Blount International, Inc. (a)	45,800	805,164
Jarden Corp. (a)	84,325	3,234,707
William Lyon Homes, Inc. (a)	10,600	1,329,240
		5,369,111
Internet & Catalog Retail - 0.8%
Insight Enterprises, Inc. (a)	64,600	1,317,840
Varsity Group, Inc. (a)	14,759	81,175
		1,399,015
Leisure Equipment & Products - 0.8%
RC2 Corp. (a)	35,369	1,443,409
Media - 0.5%
New Frontier Media, Inc. (a)	140,520	962,562
Specialty Retail - 4.8%
Asbury Automotive Group, Inc. (a)	58,300	990,517
Big 5 Sporting Goods Corp.	68,402	1,891,315
Group 1 Automotive, Inc. (a)	15,500	450,120
Lithia Motors, Inc. Class A (sub. vtg.)	38,775	1,207,841
Pacific Sunwear of California, Inc. (a)	40,000	975,600
Pomeroy IT Solutions, Inc. (a)	25,385	327,720
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Men's Wearhouse, Inc. (a)	34,700	$ 1,247,812
The Pep Boys - Manny, Moe & Jack	41,500	563,985
Whitehall Jewellers, Inc. (a)	100,700	694,830
		8,349,740
Textiles, Apparel & Luxury Goods - 0.6%
Perry Ellis International, Inc. (a)	41,265	992,011
TOTAL CONSUMER DISCRETIONARY		31,669,903
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 1.8%
BJ's Wholesale Club, Inc. (a)	100,576	3,207,369
ENERGY - 13.5%
Energy Equipment & Services - 4.0%
Input/Output, Inc. (a)	146,800	1,062,832
Offshore Logistics, Inc. (a)	25,600	921,600
Oil States International, Inc. (a)	88,400	2,614,872
Superior Energy Services, Inc. (a)	54,600	1,165,164
Superior Well Services, Inc.	500	9,160
Unit Corp. (a)	26,700	1,268,250
		7,041,878
Oil, Gas & Consumable Fuels - 9.5%
Atlas America, Inc. (a)	16,700	699,897
Encore Acquisition Co. (a)	62,550	1,972,827
Energy Partners Ltd. (a)	39,700	1,050,462
Forest Oil Corp. (a)	30,500	1,365,180
Holly Corp.	32,300	1,512,286
KCS Energy, Inc. (a)	49,600	974,144
OMI Corp.	90,500	1,631,715
Petroleum Development Corp. (a)	28,500	1,067,040
Plains Exploration & Production Co. (a)	65,700	2,532,735
Vintage Petroleum, Inc.	42,100	1,478,973
Whiting Petroleum Corp. New (a)	27,900	1,114,605
World Fuel Services Corp.	50,200	1,232,410
		16,632,274
TOTAL ENERGY		23,674,152
Common Stocks - continued
	Shares	Value
FINANCIALS - 20.6%
Commercial Banks - 3.0%
Hanmi Financial Corp.	88,998	$ 1,690,962
Nara Bancorp, Inc.	21,008	326,464
Santander Bancorp	24,300	679,185
Southwest Bancorp, Inc., Oklahoma	10,690	245,336
UCBH Holdings, Inc.	94,200	1,721,034
Wilshire Bancorp, Inc.	37,344	587,421
		5,250,402
Diversified Financial Services - 1.2%
EuroBancshares, Inc.	54,479	911,434
Marlin Business Services Corp. (a)	54,319	1,208,598
		2,120,032
Insurance - 11.5%
AmerUs Group Co.	24,300	1,253,394
Aspen Insurance Holdings Ltd.	58,700	1,667,667
Berkshire Hathaway, Inc. Class A (a)	17	1,419,500
Fidelity National Financial, Inc.	75,500	2,974,700
Hilb Rogal & Hobbs Co.	56,600	1,918,174
IPC Holdings Ltd.	15,607	631,303
LandAmerica Financial Group, Inc.	15,600	977,808
Montpelier Re Holdings Ltd.	36,930	1,326,526
Philadelphia Consolidated Holdings Corp. (a)	44,653	3,707,092
Protective Life Corp.	16,900	736,164
Reinsurance Group of America, Inc.	16,600	700,022
StanCorp Financial Group, Inc.	18,500	1,597,290
Universal American Financial Corp. (a)	49,990	1,230,754
		20,140,394
Real Estate - 0.5%
Education Realty Trust, Inc.	42,900	850,707
Thrifts & Mortgage Finance - 4.4%
Doral Financial Corp.	55,700	859,451
Farmer Mac Class C (non-vtg.)	39,300	1,000,578
Flushing Financial Corp.	58,818	1,114,013
NetBank, Inc.	61,809	576,678
R&G Financial Corp. Class B	72,500	1,145,500
Rainier Pacific Financial Group, Inc.	38,724	643,206
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Sterling Financial Corp., Washington (a)	29,460	$ 1,149,824
W Holding Co., Inc.	116,111	1,241,227
		7,730,477
TOTAL FINANCIALS		36,092,012
HEALTH CARE - 14.2%
Health Care Equipment & Supplies - 3.5%
Fisher Scientific International, Inc. (a)	62,064	4,161,387
Merit Medical Systems, Inc. (a)	66,800	1,150,964
Nutraceutical International Corp. (a)	62,100	881,199
		6,193,550
Health Care Providers & Services - 10.4%
Allied Healthcare International, Inc. (a)	121,844	865,092
American Dental Partners, Inc. (a)	21,446	591,052
Apria Healthcare Group, Inc. (a)	50,900	1,716,857
Corvel Corp. (a)	27,201	730,619
DaVita, Inc. (a)	41,100	1,941,564
Humana, Inc. (a)	35,300	1,406,705
Omnicare, Inc.	62,604	2,886,044
Pediatrix Medical Group, Inc. (a)	14,600	1,144,932
Renal Care Group, Inc. (a)	74,150	3,481,343
Sierra Health Services, Inc. (a)	13,300	896,952
WellChoice, Inc. (a)	38,400	2,534,400
		18,195,560
Pharmaceuticals - 0.3%
InKine Pharmaceutical, Inc. (a)	143,900	489,260
TOTAL HEALTH CARE		24,878,370
INDUSTRIALS - 14.1%
Aerospace & Defense - 3.2%
Alliant Techsystems, Inc. (a)	50,000	3,650,000
DRS Technologies, Inc.	38,700	2,012,400
		5,662,400
Air Freight & Logistics - 0.8%
Pacer International, Inc. (a)	54,100	1,370,894
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.3%
ExpressJet Holdings, Inc. Class A (a)	32,104	$ 332,276
Pinnacle Airlines Corp. (a)	24,100	248,471
		580,747
Building Products - 0.5%
Universal Forest Products, Inc.	18,441	921,128
Commercial Services & Supplies - 5.6%
Corrections Corp. of America (a)	50,651	1,903,971
FTI Consulting, Inc. (a)	102,600	2,472,660
PeopleSupport, Inc.	60,126	576,608
SOURCECORP, Inc. (a)	79,142	1,740,333
The Geo Group, Inc. (a)	78,210	2,139,044
West Corp. (a)	23,431	937,006
		9,769,622
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	50,520	1,412,034
URS Corp. (a)	42,800	1,602,860
		3,014,894
Electrical Equipment - 0.6%
Genlyte Group, Inc. (a)	21,100	1,084,118
Machinery - 0.3%
Gardner Denver, Inc. (a)	11,200	460,320
Trading Companies & Distributors - 1.1%
BlueLinx Corp.	69,500	673,455
UAP Holding Corp.	60,400	1,171,760
		1,845,215
TOTAL INDUSTRIALS		24,709,338
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 0.6%
Black Box Corp.	23,000	1,007,400
Electronic Equipment & Instruments - 1.0%
Measurement Specialties, Inc. (a)	67,200	1,700,160
IT Services - 4.3%
Affiliated Computer Services, Inc. Class A (a)	45,882	2,292,724
CACI International, Inc. Class A (a)	12,900	848,691
Computer Sciences Corp. (a)	41,700	1,909,026
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
SI International, Inc. (a)	26,425	$ 832,652
The BISYS Group, Inc. (a)	109,700	1,725,581
		7,608,674
Semiconductors & Semiconductor Equipment - 0.3%
California Micro Devices Corp. (a)	39,500	258,330
ESS Technology, Inc. (a)	81,600	330,480
		588,810
Software - 2.2%
Blackbaud, Inc.	77,609	1,109,809
EPIQ Systems, Inc. (a)	58,511	1,030,379
Pervasive Software, Inc. (a)	93,550	407,887
SERENA Software, Inc. (a)	61,354	1,258,984
		3,807,059
TOTAL INFORMATION TECHNOLOGY		14,712,103
MATERIALS - 2.6%
Chemicals - 0.7%
RPM International, Inc.	64,500	1,209,375
Containers & Packaging - 0.6%
Packaging Dynamics Corp.	68,602	994,729
Metals & Mining - 1.3%
Compania de Minas Buenaventura SA sponsored ADR	69,800	1,642,394
Olympic Steel, Inc. (a)	42,200	675,200
		2,317,594
TOTAL MATERIALS		4,521,698
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.4%
Premiere Global Services, Inc. (a)	64,900	663,278
Wireless Telecommunication Services - 1.7%
NII Holdings, Inc. (a)	39,747	2,958,767
TOTAL TELECOMMUNICATION SERVICES		3,622,045
Common Stocks - continued
	Shares	Value
UTILITIES - 1.3%
Multi-Utilities - 1.3%
CMS Energy Corp. (a)	140,000	$ 2,217,600
TOTAL COMMON STOCKS (Cost $140,031,699)		169,304,590
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 3.31% (b) (Cost $8,236,829)	8,236,829	8,236,829
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $148,268,528)		177,541,419
NET OTHER ASSETS - (1.4)%		(2,504,773)
NET ASSETS - 100%		$ 175,036,646
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $148,621,578. Net unrealized appreciation aggregated $28,919,841, of which $34,266,570 related to appreciated investment securities and $5,346,729 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

July 31, 2005

1.804879.101

SLC-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 0.5%
Amerigon, Inc. (a)(d)	1,099,424	$ 4,881
Midas, Inc. (a)	728,900	16,859
		21,740
Automobiles - 0.2%
Winnebago Industries, Inc.	200,000	7,718
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	131,958	6,041
Carriage Services, Inc. Class A (a)	779,800	4,921
EVCI Career Colleges, Inc. (a)(d)	1,195,800	7,653
Laureate Education, Inc. (a)	275,000	12,458
Service Corp. International (SCI)	1,264,000	10,959
		42,032
Hotels, Restaurants & Leisure - 2.1%
Buffalo Wild Wings, Inc. (a)	200,000	6,554
Domino's Pizza UK & IRL PLC	2,705,830	15,884
Famous Dave's of America, Inc. (a)	209,308	2,055
Friendly Ice Cream Corp. (a)	324,500	3,910
Paddy Power PLC (Ireland)	800,000	14,453
Penn National Gaming, Inc. (a)	586,258	20,959
Sportingbet PLC (a)	3,384,400	22,038
Steak n Shake Co. (a)	330,300	7,151
		93,004
Household Durables - 1.1%
Fourlis Holdings SA	1,179,900	10,386
Interface, Inc. Class A (a)	1,573,821	16,069
Lifetime Brands, Inc. (d)	579,624	13,047
Tempur-Pedic International, Inc. (a)	524,200	9,021
		48,523
Internet & Catalog Retail - 0.4%
Blue Nile, Inc. (a)	499,500	16,613
Leisure Equipment & Products - 0.9%
Jumbo SA (a)	1,450,000	14,839
RC2 Corp. (a)	598,163	24,411
		39,250
Media - 2.9%
Cumulus Media, Inc. Class A (a)	1,308,447	16,513
Harris Interactive, Inc. (a)	2,430,100	9,793
Independent News & Media PLC (Ireland)	5,956,316	18,344
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Maiden Group PLC	1,000,000	$ 3,445
Martha Stewart Living Omnimedia, Inc. Class A (a)	550,000	14,685
Modern Times Group AB (MTG) (B Shares) (a)	605,000	18,234
Salem Communications Corp. Class A (a)	905,841	18,198
Spanish Broadcasting System, Inc. Class A (a)	1,366,881	11,755
Trader Classified Media NV (A Shares)	989,850	14,582
		125,549
Multiline Retail - 0.1%
Gifi	143,646	4,771
Specialty Retail - 9.4%
Big 5 Sporting Goods Corp.	889,700	24,600
Carphone Warehouse Group PLC	5,000,000	16,169
Dress Barn, Inc. (a)	11,000	268
Electronics Boutique Holding Corp. (a)	274,500	17,749
Fielmann AG	230,000	17,011
Foot Locker, Inc.	4,631,500	115,788
GameStop Corp.:
Class A (a)	26,600	914
Class B (a)	164,200	5,254
Guess?, Inc. (a)	530,000	12,402
Guitar Center, Inc. (a)	80,400	5,193
JD Group Ltd.	1,819,800	20,402
Jos. A. Bank Clothiers, Inc. (a)	100,000	4,570
Kesa Electricals PLC	1,400,000	6,231
La Senza Corp. (sub. vtg.)	844,100	12,685
Maidenform Brands, Inc.	300,000	5,475
RONA, Inc. (a)	2,079,400	41,355
Select Comfort Corp. (a)	448,500	9,558
Stage Stores, Inc. (a)	400,000	17,668
The Children's Place Retail Stores, Inc. (a)	452,000	20,656
The Men's Wearhouse, Inc. (a)	150,000	5,394
The Pep Boys - Manny, Moe & Jack (d)	3,217,430	43,725
Tractor Supply Co. (a)	99,500	5,594
		408,661
Textiles, Apparel & Luxury Goods - 2.2%
Ashworth, Inc. (a)	197,300	1,640
Bijou Brigitte Modische Accessoires AG	111,338	22,970
Carter's, Inc. (a)	500,000	30,425
Hartmarx Corp. (a)	700,000	7,154
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Oxford Industries, Inc.	199,100	$ 9,360
Reebok International Ltd.	150,500	6,366
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	924,400	15,197
		93,112
TOTAL CONSUMER DISCRETIONARY		900,973
CONSUMER STAPLES - 1.2%
Food Products - 0.8%
Corn Products International, Inc.	425,000	10,230
Global Bio-Chem Technology Group Co. Ltd.	24,000,000	12,041
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,750,000	16
Richmond Foods PLC	1,100,000	11,880
		34,167
Personal Products - 0.4%
NBTY, Inc. (a)	625,000	15,125
TOTAL CONSUMER STAPLES		49,292
ENERGY - 2.8%
Energy Equipment & Services - 0.6%
Maverick Tube Corp. (a)	730,000	24,214
Superior Well Services, Inc.	13,400	245
		24,459
Oil, Gas & Consumable Fuels - 2.2%
Alon USA Energy, Inc.	23,500	417
Comstock Resources, Inc. (a)	250,000	6,923
Forest Oil Corp. (a)	347,800	15,568
Gastar Exploration Ltd. (a)	500,000	1,348
Gastar Exploration Ltd. (a)(e)	2,264,411	5,493
Holly Corp.	550,800	25,788
Plains Exploration & Production Co. (a)	374,700	14,445
Range Resources Corp.	917,000	28,005
		97,987
TOTAL ENERGY		122,446
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 6.8%
Capital Markets - 0.4%
Janus Capital Group, Inc.	350,000	$ 5,257
TradeStation Group, Inc. (a)	1,121,522	10,755
		16,012
Commercial Banks - 4.3%
Boston Private Financial Holdings, Inc.	457,063	13,095
Cathay General Bancorp	610,699	21,704
Center Financial Corp., California	438,823	11,212
East West Bancorp, Inc.	181,568	6,264
Finansbank AS	2,309,500	10,103
Hanmi Financial Corp.	780,616	14,832
Nara Bancorp, Inc.	766,723	11,915
PrivateBancorp, Inc.	301,116	11,126
SVB Financial Group (a)	670,000	34,398
Texas Capital Bancshares, Inc. (a)	1,097,698	25,928
UCBH Holdings, Inc.	633,094	11,567
Wintrust Financial Corp.	226,250	12,134
		184,278
Diversified Financial Services - 0.1%
Nasdaq Stock Market, Inc. (a)	200,000	4,530
Insurance - 1.4%
Endurance Specialty Holdings Ltd.	326,000	12,714
Hilb Rogal & Hobbs Co.	135,800	4,602
Montpelier Re Holdings Ltd.	244,000	8,764
United America Indemnity Ltd. Class A (a)	648,789	11,892
USI Holdings Corp. (a)	1,674,069	21,470
		59,442
Real Estate - 0.2%
InnVest Real Estate Investment Trust	996,500	10,369
Thrifts & Mortgage Finance - 0.4%
Commercial Capital Bancorp, Inc.	299,456	5,941
W Holding Co., Inc.	1,140,648	12,194
		18,135
TOTAL FINANCIALS		292,766
HEALTH CARE - 19.5%
Biotechnology - 1.1%
ImmunoGen, Inc. (a)	1,376,400	9,635
Myriad Genetics, Inc. (a)	1,070,251	18,836
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
ONYX Pharmaceuticals, Inc. (a)	162,600	$ 3,813
Serologicals Corp. (a)	635,543	14,617
		46,901
Health Care Equipment & Supplies - 4.3%
Abaxis, Inc. (a)	340,700	4,252
Aspect Medical Systems, Inc. (a)	931,400	30,736
Axis Shield PLC (a)	1,929,819	11,939
BioLase Technology, Inc.	1,013,000	6,281
Cholestech Corp. (a)(d)	1,346,100	15,157
Cytyc Corp. (a)	237,000	5,916
Dionex Corp. (a)	400,000	18,464
DJ Orthopedics, Inc. (a)	922,700	22,634
Nutraceutical International Corp. (a)(d)	713,100	10,119
Regeneration Technologies, Inc. (a)(d)	1,599,400	12,187
ResMed, Inc. (a)	541,550	36,284
Respironics, Inc. (a)	343,350	13,013
		186,982
Health Care Providers & Services - 13.0%
Air Methods Corp. (a)(d)	929,251	7,927
Allscripts Healthcare Solutions, Inc. (a)	675,000	11,455
America Service Group, Inc. (a)(d)	651,069	14,050
American Healthways, Inc. (a)(d)	1,701,400	75,831
Cerner Corp. (a)(d)	1,860,444	140,318
CML Healthcare Income Fund	1,325,000	15,844
Corporacion Dermoestetica SA	77,900	1,039
Covance, Inc. (a)	617,100	30,577
DaVita, Inc. (a)	274,900	12,986
HealthTronics Surgical Services, Inc. (a)	1,515,900	19,525
ICON PLC sponsored ADR (a)	365,900	14,325
Patientline PLC (a)(d)	7,280,500	6,270
Pediatrix Medical Group, Inc. (a)	327,800	25,706
Per-Se Technologies, Inc. (a)(d)	2,611,800	60,254
Pharmaceutical Product Development, Inc. (a)	389,900	22,314
Priority Healthcare Corp. Class B (a)(d)	2,222,674	61,101
Psychiatric Solutions, Inc. (a)	108,700	5,237
Rural/Metro Corp. (a)	404,250	3,198
Sunrise Senior Living, Inc. (a)	455,400	24,136
WebMD Corp. (a)	999,600	10,606
		562,699
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.1%
Atherogenics, Inc. (a)	363,400	$ 6,051
Connetics Corp. (a)	1,409,600	26,374
Par Pharmaceutical Companies, Inc. (a)	200,000	4,684
Salix Pharmaceuticals Ltd. (a)	275,000	5,308
Valeant Pharmaceuticals International	350,000	6,906
		49,323
TOTAL HEALTH CARE		845,905
INDUSTRIALS - 19.1%
Aerospace & Defense - 2.1%
AAR Corp. (a)	1,045,300	18,784
BE Aerospace, Inc. (a)	2,668,411	46,777
CAE, Inc.	3,845,000	21,983
Hexcel Corp. (a)	200,000	3,456
		91,000
Air Freight & Logistics - 1.0%
Dynamex, Inc. (a)(d)	817,500	14,462
EGL, Inc. (a)	460,273	9,265
Hub Group, Inc. Class A (a)	390,886	12,110
Pacer International, Inc. (a)	360,355	9,131
		44,968
Airlines - 0.2%
Frontier Airlines, Inc. (a)	721,243	8,857
Building Products - 0.9%
Aaon, Inc. (a)	171,806	3,299
Pfleiderer AG (a)	625,100	13,378
Quixote Corp. (d)	596,452	12,126
York International Corp.	273,900	11,704
		40,507
Commercial Services & Supplies - 3.4%
Asset Acceptance Capital Corp. (a)	309,900	8,473
Consolidated Graphics, Inc. (a)	183,400	7,813
Datamonitor PLC (d)	5,570,595	18,602
G&K Services, Inc. Class A	390,876	15,557
Kforce, Inc. (a)	886,500	8,156
Knoll, Inc.	800,000	14,664
Medialink Worldwide, Inc. (a)(d)	602,200	1,861
Providence Service Corp. (a)(d)	717,400	19,327
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
RemedyTemp, Inc. Class A (a)	205,444	$ 1,775
Schawk, Inc. Class A	150,000	3,446
School Specialty, Inc. (a)	150,000	7,040
Tele Atlas NV (a)	1,720,200	32,433
United Stationers, Inc. (a)	153,448	7,956
		147,103
Construction & Engineering - 2.7%
Bilfinger & Berger Bau AG	190,000	9,791
Comfort Systems USA, Inc. (a)(d)	2,737,600	21,216
EMCOR Group, Inc. (a)	228,300	11,757
Granite Construction, Inc.	759,200	25,980
MasTec, Inc. (a)	1,499,100	14,691
Perini Corp. (a)	743,800	13,098
URS Corp. (a)	566,100	21,200
		117,733
Electrical Equipment - 2.6%
A.O. Smith Corp.	837,900	22,623
Acuity Brands, Inc.	774,200	22,591
Baldor Electric Co.	1,493,200	37,390
Energy Conversion Devices, Inc. (a)	135,100	3,376
SolarWorld AG	98,710	9,614
Solon AG Fuer Solartechnik (a)	245,159	8,145
XP Power PLC (d)	1,000,000	7,267
		111,006
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	175,100	11,532
Machinery - 3.7%
Bucyrus International, Inc. Class A	95,060	4,051
Deutz AG (a)	2,500,000	13,489
Freightcar America, Inc.	100,000	3,206
Manitowoc Co., Inc.	499,500	22,802
Navistar International Corp. (a)	776,300	26,511
Timken Co.	1,508,700	39,935
Wabash National Corp.	787,600	16,941
Wabtec Corp.	1,211,100	29,587
Zenon Environmental, Inc. (a)	209,500	4,603
		161,125
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.3%
Alexander & Baldwin, Inc.	245,211	$ 13,114
Road & Rail - 0.3%
Landstar System, Inc. (a)	412,773	13,754
Trading Companies & Distributors - 1.6%
MSC Industrial Direct Co., Inc. Class A	1,074,300	41,565
UAP Holding Corp.	452,961	8,787
WESCO International, Inc. (a)	500,000	17,030
		67,382
TOTAL INDUSTRIALS		828,081
INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 0.7%
Alvarion Ltd. (a)	1,099,500	10,467
COM DEV International Ltd. (a)(d)	3,193,700	7,278
Oplink Communications, Inc. (a)	6,019,416	10,293
Sierra Wireless, Inc. (a)	687,000	5,157
		33,195
Computers & Peripherals - 1.5%
Avid Technology, Inc. (a)	150,000	6,173
Emulex Corp. (a)	791,700	15,034
iCAD, Inc. (a)	1,229,769	4,390
Mobility Electronics, Inc. (a)(d)	2,037,547	23,636
UNOVA, Inc. (a)	570,231	15,710
		64,943
Electronic Equipment & Instruments - 9.4%
Arrow Electronics, Inc. (a)	2,761,400	82,897
Avnet, Inc. (a)	750,300	19,643
AVX Corp.	1,789,200	24,440
BEI Technologies, Inc.	399,000	13,865
Bell Microproducts, Inc. (a)(d)	1,982,354	20,636
FARO Technologies, Inc. (a)	399,700	9,465
Ingram Micro, Inc. Class A (a)	3,578,050	66,695
KEMET Corp. (a)	3,511,672	29,428
Kingboard Chemical Holdings Ltd.	6,879,000	19,645
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	187,900	85
Nippon Chemi-con Corp.	1,300,000	7,388
PC Connection, Inc. (a)(d)	1,257,157	6,940
Premier Farnell PLC	5,000,000	14,676
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Symbol Technologies, Inc.	350,000	$ 4,074
SYNNEX Corp. (a)	1,042,800	19,375
Tech Data Corp. (a)	497,461	19,292
Trimble Navigation Ltd. (a)	350,000	13,636
TTM Technologies, Inc. (a)(d)	2,305,164	16,344
Xyratex Ltd. (a)	1,073,300	17,978
		406,502
Internet Software & Services - 1.6%
Digital River, Inc. (a)	643,435	25,721
Digitas, Inc. (a)	899,291	10,144
InfoSpace, Inc. (a)	180,000	4,345
ValueClick, Inc. (a)	700,000	8,988
Websense, Inc. (a)	375,365	18,708
		67,906
IT Services - 1.6%
BearingPoint, Inc. (a)	1,447,600	11,885
Computer Horizons Corp. (a)	1,313,061	4,806
Lionbridge Technologies, Inc. (a)(d)	3,677,457	23,830
Ness Technologies, Inc.	1,306,032	13,060
SI International, Inc. (a)	381,100	12,008
Tyler Technologies, Inc. (a)	766,000	6,082
		71,671
Office Electronics - 0.3%
Zebra Technologies Corp. Class A (a)	300,000	11,700
Semiconductors & Semiconductor Equipment - 5.0%
AMIS Holdings, Inc. (a)	645,003	8,230
California Micro Devices Corp. (a)	708,500	4,634
Credence Systems Corp. (a)	911,295	9,924
Exar Corp. (a)	343,000	5,462
Fairchild Semiconductor International, Inc. (a)	854,700	14,410
FormFactor, Inc. (a)	852,723	22,290
Integrated Device Technology, Inc. (a)	1,350,000	15,606
Intersil Corp. Class A	1,450,100	28,088
Kontron AG (a)	1,000,000	7,796
MKS Instruments, Inc. (a)	315,900	6,037
ON Semiconductor Corp. (a)	4,164,700	23,947
Silicon Laboratories, Inc. (a)	406,500	11,898
STATS ChipPAC Ltd. sponsored ADR (a)	1,999,870	13,699
Tessera Technologies, Inc. (a)	475,000	16,682
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Trident Microsystems, Inc. (a)	584,064	$ 19,064
Vitesse Semiconductor Corp. (a)	4,000,200	8,880
		216,647
Software - 4.5%
Agile Software Corp. (a)	1,750,246	11,359
Ansoft Corp. (a)(d)	791,656	20,156
Bottomline Technologies, Inc. (a)(d)	1,451,818	22,852
DATATRAK International, Inc. (a)(d)	570,345	12,519
Fundtech Ltd. (a)(d)	1,450,800	14,653
Macrovision Corp. (a)	500,000	10,915
Moldflow Corp. (a)(d)	666,116	10,431
MSC.Software Corp. (a)(d)	1,600,800	23,292
NAVTEQ Corp.	250,000	10,993
NDS Group PLC sponsored ADR (a)	39,900	1,446
Phase Forward, Inc. (d)	3,008,215	24,096
Plato Learning, Inc. (a)(d)	1,692,694	13,795
TIBCO Software, Inc. (a)	1,850,000	14,227
Visual Networks, Inc. (a)(d)	2,462,591	4,186
		194,920
TOTAL INFORMATION TECHNOLOGY		1,067,484
MATERIALS - 3.7%
Chemicals - 1.2%
Albemarle Corp.	448,300	17,080
Cytec Industries, Inc.	80,000	3,630
K&S AG	275,000	17,255
PolyOne Corp. (a)	1,495,800	10,680
Spartech Corp.	200,000	3,746
		52,391
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	121,000	8,795
U.S. Concrete, Inc. (a)	891,241	5,971
		14,766
Containers & Packaging - 2.1%
Myers Industries, Inc.	1,495,704	19,743
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc. (a)	2,059,308	$ 52,821
Packaging Corp. of America	885,700	18,821
		91,385
TOTAL MATERIALS		158,542
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
New Skies Satellites Holdings Ltd.	300,000	6,210
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	527,900	12,131
TOTAL TELECOMMUNICATION SERVICES		18,341
TOTAL COMMON STOCKS (Cost $3,554,377)		4,283,830
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Lifelink Monitoring Corp. Series A (e)	1,421,380	0
Health Care Providers & Services - 0.1%
LifeMasters Supported SelfCare, Inc. Series F (e)	461,818	5,100
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(e)	43,000	2
TOTAL PREFERRED STOCKS (Cost $11,348)		5,102
Money Market Funds - 4.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.31% (b)	5,753,316	$ 5,753
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	185,411,720	185,412
TOTAL MONEY MARKET FUNDS (Cost $191,165)		191,165
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $3,756,890)		4,480,097
NET OTHER ASSETS - (3.4)%		(146,796)
NET ASSETS - 100%		$ 4,333,301
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,595,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gastar Exploration Ltd.	6/13/05	$ 6,000
GeneProt, Inc. Series A	7/7/00	$ 237
Lifelink Monitoring Corp. Series A	11/28/00 - 11/14/02	$ 6,012
LifeMasters Supported SelfCare, Inc. Series F	6/24/02	$ 5,100
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A.O. Smith Corp.	$ 43,625	$ -	$ 21,353	$ 134	$ -
Air Methods Corp.	6,663	-	-	-	7,927
America Service Group, Inc.	14,792	-	-	-	14,050
American Healthways, Inc.	100,897	-	40,143	-	75,831
Amerigon, Inc.	4,508	-	-	-	4,881
Ansoft Corp.	18,366	-	-	-	20,156
Baldor Electric Co.	53,679	-	16,712	301	-
Bell Microproducts, Inc.	15,859	-	-	-	20,636
Bottomline Technologies, Inc.	20,109	-	688	-	22,852
Cerner Corp.	150,409	-	45,935	-	140,318
Cholestech Corp.	13,838	-	-	-	15,157
Collegiate Pacific, Inc.	5,036	-	5,737	7	-
COM DEV International Ltd.	6,573	-	-	-	7,278
Comfort Systems USA, Inc.	18,832	655	-	-	21,216
Computer Horizons Corp.	9,112	-	5,549	-	-
Datamonitor PLC	17,707	-	-	-	18,602
DATATRAK International, Inc.	8,800	-	-	-	12,519
Dynamex, Inc.	14,658	-	-	-	14,462
EVCI Career Colleges, Inc.	6,983	-	-	-	7,653
Famous Dave's of America, Inc.	11,340	-	9,102	-	-
Fundtech Ltd.	13,237	1,277	-	-	14,653
HealthTronics Surgical Services, Inc.	24,169	-	5,542	-	-
Intelligroup, Inc.	2,043	-	1,911	-	-
KEMET Corp.	33,198	-	12,257	-	-
Lifetime Brands, Inc.	-	3,209	-	-	13,047
Lionbridge Technologies, Inc.	19,874	-	4,583	-	23,830
Medialink Worldwide, Inc.	2,210	-	-	-	1,861
Midas, Inc.	17,488	-	1,837	-	-
Mobility Electronics, Inc.	12,581	3,375	-	-	23,636
Moldflow Corp.	8,513	-	-	-	10,431
MSC.Software Corp.	16,968	-	-	-	23,292
Nutraceutical International Corp.	8,201	749	-	-	10,119
Patientline PLC	13,459	-	511	-	6,270
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
PC Connection, Inc.	$ 7,241	$ -	$ -	$ -	$ 6,940
Per-Se Technologies, Inc.	40,640	-	-	-	60,254
Phase Forward, Inc.	16,244	-	-	-	24,096
Plato Learning, Inc.	12,407	-	-	-	13,795
Priority Healthcare Corp. Class B	99,379	-	52,126	-	61,101
Providence Service Corp.	20,405	-	2,037	-	19,327
Quixote Corp.	11,397	603	-	106	12,126
Regeneration Technologies, Inc.	13,779	596	-	-	12,187
The Pep Boys - Manny, Moe & Jack	82,242	-	35,052	250	43,725
TTM Technologies, Inc.	20,770	-	-	-	16,344
Visual Networks, Inc.	3,152	-	-	-	4,186
XP Power PLC	7,725	-	-	-	7,267
Total	$ 1,049,108	$ 10,464	$ 261,075	$ 798	$ 812,025
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,762,604,000. Net unrealized appreciation aggregated $717,493,000, of which $888,880,000 related to appreciated investment securities and $171,387,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® 500 Index Fund

July 31, 2005

1.804880.101

SPU-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	72,589	$ 1,460
Dana Corp.	170,522	2,679
Delphi Corp.	636,883	3,375
Goodyear Tire & Rubber Co. (a)	199,675	3,476
Johnson Controls, Inc.	217,939	12,518
Visteon Corp.	146,034	1,300
		24,808
Automobiles - 0.5%
Ford Motor Co.	2,088,571	22,431
General Motors Corp.	641,745	23,629
Harley-Davidson, Inc.	323,057	17,183
		63,243
Distributors - 0.1%
Genuine Parts Co.	197,979	9,065
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (a)	185,522	13,942
H&R Block, Inc.	187,545	10,683
		24,625
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	598,048	31,338
Darden Restaurants, Inc.	165,350	5,738
Harrah's Entertainment, Inc.	206,125	16,230
Hilton Hotels Corp.	433,361	10,726
International Game Technology	390,138	10,674
Marriott International, Inc. Class A	225,252	15,423
McDonald's Corp.	1,438,430	44,836
Starbucks Corp. (a)	442,362	23,246
Starwood Hotels & Resorts Worldwide, Inc. unit	245,267	15,530
Wendy's International, Inc.	130,443	6,744
Yum! Brands, Inc.	328,826	17,214
		197,699
Household Durables - 0.7%
Black & Decker Corp.	90,814	8,201
Centex Corp.	145,180	10,740
D.R. Horton, Inc.	307,901	12,649
Fortune Brands, Inc.	165,063	15,607
KB Home	94,542	7,744
Leggett & Platt, Inc.	215,206	5,443
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Maytag Corp.	90,447	$ 1,526
Newell Rubbermaid, Inc.	312,431	7,770
Pulte Homes, Inc.	134,650	12,606
Snap-On, Inc.	65,588	2,406
The Stanley Works	85,502	4,184
Whirlpool Corp.	75,919	6,072
		94,948
Internet & Catalog Retail - 0.5%
eBay, Inc. (a)	1,378,650	57,600
Leisure Equipment & Products - 0.2%
Brunswick Corp.	110,146	5,128
Eastman Kodak Co.	325,830	8,713
Hasbro, Inc.	190,215	4,173
Mattel, Inc.	467,152	8,712
		26,726
Media - 3.6%
Clear Channel Communications, Inc.	578,691	18,888
Comcast Corp. Class A (a)	2,502,933	76,915
Dow Jones & Co., Inc.	80,492	3,021
Gannett Co., Inc.	281,875	20,566
Interpublic Group of Companies, Inc. (a)	479,927	5,999
Knight-Ridder, Inc.	84,429	5,282
McGraw-Hill Companies, Inc.	425,124	19,560
Meredith Corp.	51,012	2,525
News Corp. Class A	3,273,272	53,616
Omnicom Group, Inc.	208,109	17,662
The New York Times Co. Class A	165,170	5,206
Time Warner, Inc. (a)	5,317,683	90,507
Tribune Co.	338,221	12,345
Univision Communications, Inc. Class A (a)	329,900	9,330
Viacom, Inc. Class B (non-vtg.)	1,829,753	61,278
Walt Disney Co.	2,316,629	59,398
		462,098
Multiline Retail - 1.3%
Big Lots, Inc. (a)	129,022	1,673
Dillard's, Inc. Class A	81,261	1,858
Dollar General Corp.	342,436	6,958
Family Dollar Stores, Inc.	189,240	4,882
Federated Department Stores, Inc.	193,413	14,674
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JCPenney Co., Inc.	298,805	$ 16,775
Kohl's Corp. (a)	370,228	20,862
Nordstrom, Inc.	278,960	10,324
Sears Holdings Corp. (a)	116,034	17,896
Target Corp.	1,002,516	58,898
The May Department Stores Co.	339,831	13,950
		168,750
Specialty Retail - 2.4%
AutoNation, Inc. (a)	253,397	5,471
AutoZone, Inc. (a)	74,505	7,260
Bed Bath & Beyond, Inc. (a)	335,277	15,389
Best Buy Co., Inc.	338,815	25,953
Circuit City Stores, Inc.	217,074	3,962
Gap, Inc.	859,973	18,154
Home Depot, Inc.	2,435,832	105,983
Limited Brands, Inc.	431,474	10,519
Lowe's Companies, Inc.	876,655	58,052
Office Depot, Inc. (a)	358,444	10,173
OfficeMax, Inc.	80,176	2,381
RadioShack Corp.	176,662	4,146
Sherwin-Williams Co.	142,059	6,763
Staples, Inc.	835,972	19,035
Tiffany & Co., Inc.	163,069	5,549
TJX Companies, Inc.	533,881	12,552
		311,342
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	427,989	15,027
Jones Apparel Group, Inc.	136,892	4,185
Liz Claiborne, Inc.	123,190	5,126
NIKE, Inc. Class B	259,205	21,721
Reebok International Ltd.	63,655	2,693
VF Corp.	113,475	6,700
		55,452
TOTAL CONSUMER DISCRETIONARY		1,496,356
CONSUMER STAPLES - 10.0%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	881,081	39,076
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Brown-Forman Corp. Class B (non-vtg.)	102,292	$ 5,979
Coca-Cola Enterprises, Inc.	400,424	9,410
Constellation Brands, Inc. Class A (sub. vtg.) (a)	221,779	6,077
Molson Coors Brewing Co. Class B	89,083	5,586
Pepsi Bottling Group, Inc.	222,406	6,485
PepsiCo, Inc.	1,900,414	103,630
The Coca-Cola Co.	2,568,572	112,401
		288,644
Food & Staples Retailing - 2.8%
Albertsons, Inc.	418,012	8,908
Costco Wholesale Corp.	542,087	24,920
CVS Corp.	919,313	28,526
Kroger Co. (a)	827,065	16,417
Safeway, Inc.	508,651	12,360
SUPERVALU, Inc. (a)	154,440	5,467
Sysco Corp.	718,425	25,906
Wal-Mart Stores, Inc.	3,796,859	187,375
Walgreen Co.	1,160,291	55,532
		365,411
Food Products - 1.2%
Archer-Daniels-Midland Co.	707,888	16,239
Campbell Soup Co.	368,487	11,368
ConAgra Foods, Inc.	587,746	13,348
General Mills, Inc.	419,560	19,887
H.J. Heinz Co.	397,276	14,612
Hershey Co.	246,762	15,761
Kellogg Co.	396,782	17,978
McCormick & Co., Inc. (non-vtg.)	153,451	5,337
Sara Lee Corp.	893,482	17,807
Wm. Wrigley Jr. Co.	222,233	15,810
		148,147
Household Products - 1.8%
Clorox Co.	174,942	9,771
Colgate-Palmolive Co.	593,742	31,433
Kimberly-Clark Corp.	542,944	34,618
Procter & Gamble Co.	2,808,311	156,226
		232,048
Personal Products - 0.6%
Alberto-Culver Co.	96,987	4,376
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Avon Products, Inc.	535,678	$ 17,522
Gillette Co.	1,132,169	60,764
		82,662
Tobacco - 1.4%
Altria Group, Inc.	2,350,274	157,374
Reynolds American, Inc.	132,135	11,008
UST, Inc.	187,605	8,634
		177,016
TOTAL CONSUMER STAPLES		1,293,928
ENERGY - 8.9%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	384,494	21,739
BJ Services Co.	183,754	11,207
Halliburton Co.	573,956	32,170
Nabors Industries Ltd. (a)	168,806	11,048
National Oilwell Varco, Inc. (a)	195,262	10,222
Noble Corp.	154,172	10,357
Rowan Companies, Inc.	122,879	4,198
Schlumberger Ltd. (NY Shares)	668,640	55,992
Transocean, Inc. (a)	370,086	20,884
Weatherford International Ltd. (a)	156,982	9,934
		187,751
Oil, Gas & Consumable Fuels - 7.5%
Amerada Hess Corp.	97,436	11,484
Anadarko Petroleum Corp.	267,503	23,634
Apache Corp.	372,454	25,476
Burlington Resources, Inc.	437,477	28,047
Chevron Corp.	2,381,218	138,134
ConocoPhillips	1,580,087	98,898
Devon Energy Corp.	537,630	30,156
El Paso Corp.	731,491	8,778
EOG Resources, Inc.	271,518	16,590
Exxon Mobil Corp.	7,224,316	424,430
Kerr-McGee Corp.	132,208	10,604
Kinder Morgan, Inc.	123,153	10,943
Marathon Oil Corp.	414,678	24,201
Occidental Petroleum Corp.	451,966	37,188
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco, Inc.	78,123	$ 9,822
Unocal Corp.	308,439	20,002
Valero Energy Corp.	291,360	24,119
Williams Companies, Inc.	647,821	13,760
XTO Energy, Inc.	409,619	14,374
		970,640
TOTAL ENERGY		1,158,391
FINANCIALS - 19.7%
Capital Markets - 2.8%
Bank of New York Co., Inc.	883,419	27,192
Bear Stearns Companies, Inc.	129,005	13,173
Charles Schwab Corp.	1,293,150	17,716
E*TRADE Financial Corp. (a)	418,191	6,486
Federated Investors, Inc. Class B (non-vtg.)	107,654	3,438
Franklin Resources, Inc.	224,888	18,175
Goldman Sachs Group, Inc.	501,479	53,899
Janus Capital Group, Inc.	257,468	3,867
Lehman Brothers Holdings, Inc.	313,901	33,000
Mellon Financial Corp.	480,283	14,629
Merrill Lynch & Co., Inc.	1,072,855	63,062
Morgan Stanley	1,243,367	65,961
Northern Trust Corp.	230,756	11,722
State Street Corp.	375,620	18,683
T. Rowe Price Group, Inc.	140,386	9,315
		360,318
Commercial Banks - 5.6%
AmSouth Bancorp.	400,571	11,180
Bank of America Corp.	4,563,981	198,990
BB&T Corp.	620,041	25,930
Comerica, Inc.	191,568	11,705
Compass Bancshares, Inc.	140,647	6,781
Fifth Third Bancorp	592,094	25,519
First Horizon National Corp.	140,873	5,746
Huntington Bancshares, Inc.	263,626	6,575
KeyCorp	462,654	15,841
M&T Bank Corp.	110,944	12,039
Marshall & Ilsley Corp.	241,649	11,097
National City Corp.	674,376	24,891
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
North Fork Bancorp, Inc., New York	542,012	$ 14,846
PNC Financial Services Group, Inc.	321,761	17,639
Regions Financial Corp. New	526,480	17,711
SunTrust Banks, Inc.	385,611	28,042
Synovus Financial Corp.	353,063	10,440
U.S. Bancorp, Delaware	2,079,945	62,523
Wachovia Corp.	1,789,051	90,132
Wells Fargo & Co.	1,914,917	117,461
Zions Bancorp	101,786	7,276
		722,364
Consumer Finance - 1.3%
American Express Co.	1,329,104	73,101
Capital One Financial Corp.	286,117	23,605
MBNA Corp.	1,438,637	36,196
Providian Financial Corp. (a)	333,923	6,311
SLM Corp.	476,120	24,515
		163,728
Diversified Financial Services - 3.4%
CIT Group, Inc.	238,870	10,544
Citigroup, Inc.	5,903,822	256,816
JPMorgan Chase & Co.	3,993,290	140,324
Moody's Corp.	313,434	14,829
Principal Financial Group, Inc.	333,395	14,653
		437,166
Insurance - 4.4%
ACE Ltd.	326,231	15,075
AFLAC, Inc.	569,364	25,678
Allstate Corp.	758,376	46,458
AMBAC Financial Group, Inc.	122,897	8,829
American International Group, Inc.	2,944,896	177,283
Aon Corp.	360,682	9,176
Cincinnati Financial Corp.	189,141	7,796
Hartford Financial Services Group, Inc.	336,634	27,123
Jefferson-Pilot Corp.	154,273	7,740
Lincoln National Corp.	197,129	9,521
Loews Corp.	181,185	15,153
Marsh & McLennan Companies, Inc.	604,756	17,520
MBIA, Inc.	153,672	9,334
MetLife, Inc.	832,231	40,896
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Progressive Corp.	225,606	$ 22,491
Prudential Financial, Inc.	592,405	39,632
SAFECO Corp.	144,671	7,948
The Chubb Corp.	221,689	19,690
The St. Paul Travelers Companies, Inc.	764,652	33,660
Torchmark Corp.	118,177	6,177
UnumProvident Corp.	337,967	6,472
XL Capital Ltd. Class A	159,014	11,420
		565,072
Real Estate - 0.6%
Apartment Investment & Management Co. Class A	108,139	4,758
Archstone-Smith Trust	225,663	9,591
Equity Office Properties Trust	462,523	16,396
Equity Residential (SBI)	325,273	13,141
Plum Creek Timber Co., Inc.	208,759	7,902
ProLogis	211,843	9,652
Simon Property Group, Inc.	249,297	19,879
		81,319
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	666,954	24,010
Fannie Mae	1,098,450	61,359
Freddie Mac	783,752	49,596
Golden West Financial Corp., Delaware	320,794	20,890
MGIC Investment Corp.	107,103	7,345
Sovereign Bancorp, Inc.	413,864	9,929
Washington Mutual, Inc.	995,562	42,291
		215,420
TOTAL FINANCIALS		2,545,387
HEALTH CARE - 13.1%
Biotechnology - 1.5%
Amgen, Inc. (a)	1,404,387	112,000
Applera Corp. - Applied Biosystems Group	223,955	4,663
Biogen Idec, Inc. (a)	391,110	15,367
Chiron Corp. (a)	168,067	6,089
Genzyme Corp. (a)	286,309	21,304
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	512,750	$ 22,976
MedImmune, Inc. (a)	281,184	7,988
		190,387
Health Care Equipment & Supplies - 2.3%
Bausch & Lomb, Inc.	60,765	5,144
Baxter International, Inc.	704,450	27,664
Becton, Dickinson & Co.	286,576	15,868
Biomet, Inc.	285,834	10,899
Boston Scientific Corp. (a)	850,968	24,636
C.R. Bard, Inc.	119,291	7,967
Fisher Scientific International, Inc. (a)	136,318	9,140
Guidant Corp.	368,831	25,376
Hospira, Inc. (a)	179,405	6,862
Medtronic, Inc.	1,372,656	74,041
Millipore Corp. (a)	56,684	3,473
PerkinElmer, Inc.	147,141	3,087
St. Jude Medical, Inc. (a)	411,172	19,494
Stryker Corp.	425,475	23,014
Thermo Electron Corp. (a)	182,934	5,462
Waters Corp. (a)	133,232	6,033
Zimmer Holdings, Inc. (a)	280,269	23,083
		291,243
Health Care Providers & Services - 2.6%
Aetna, Inc.	329,620	25,513
AmerisourceBergen Corp.	119,622	8,588
Cardinal Health, Inc.	486,021	28,957
Caremark Rx, Inc. (a)	514,810	22,950
CIGNA Corp.	148,540	15,857
Express Scripts, Inc. (a)	168,368	8,806
HCA, Inc.	475,636	23,425
Health Management Associates, Inc. Class A	279,798	6,659
Humana, Inc. (a)	183,667	7,319
IMS Health, Inc.	257,154	7,002
Laboratory Corp. of America Holdings (a)	152,770	7,741
Manor Care, Inc.	98,042	3,722
McKesson Corp.	335,014	15,076
Medco Health Solutions, Inc. (a)	314,528	15,236
Quest Diagnostics, Inc.	206,666	10,610
Tenet Healthcare Corp. (a)	531,762	6,456
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	1,436,934	$ 75,152
WellPoint, Inc. (a)	695,247	49,182
		338,251
Pharmaceuticals - 6.7%
Abbott Laboratories	1,759,825	82,061
Allergan, Inc.	148,024	13,229
Bristol-Myers Squibb Co.	2,217,836	55,402
Eli Lilly & Co.	1,285,919	72,423
Forest Laboratories, Inc. (a)	386,382	15,424
Johnson & Johnson	3,374,603	215,840
King Pharmaceuticals, Inc. (a)	274,335	3,059
Merck & Co., Inc.	2,500,277	77,659
Mylan Laboratories, Inc.	247,470	4,296
Pfizer, Inc.	8,438,189	223,612
Schering-Plough Corp.	1,674,034	34,853
Watson Pharmaceuticals, Inc. (a)	125,027	4,176
Wyeth	1,519,010	69,495
		871,529
TOTAL HEALTH CARE		1,691,410
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.2%
General Dynamics Corp.	227,401	26,194
Goodrich Corp.	136,801	6,052
Honeywell International, Inc.	968,083	38,026
L-3 Communications Holdings, Inc.	134,679	10,536
Lockheed Martin Corp.	458,525	28,612
Northrop Grumman Corp.	407,508	22,596
Raytheon Co.	513,217	20,185
Rockwell Collins, Inc.	202,192	9,867
The Boeing Co.	937,777	61,903
United Technologies Corp.	1,161,711	58,899
		282,870
Air Freight & Logistics - 1.0%
FedEx Corp.	342,816	28,827
Ryder System, Inc.	73,011	2,847
United Parcel Service, Inc. Class B	1,264,160	92,246
		123,920
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
Delta Air Lines, Inc. (a)	163,021	$ 483
Southwest Airlines Co.	837,160	11,879
		12,362
Building Products - 0.2%
American Standard Companies, Inc.	202,775	8,979
Masco Corp.	492,195	16,690
		25,669
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	307,376	2,637
Avery Dennison Corp.	115,332	6,536
Cendant Corp.	1,193,395	25,491
Cintas Corp.	169,912	7,532
Equifax, Inc.	147,324	5,363
Monster Worldwide, Inc. (a)	137,189	4,166
Pitney Bowes, Inc.	261,052	11,638
R.R. Donnelley & Sons Co.	242,069	8,727
Robert Half International, Inc.	180,984	6,134
Waste Management, Inc.	644,665	18,128
		96,352
Construction & Engineering - 0.1%
Fluor Corp.	98,263	6,269
Electrical Equipment - 0.4%
American Power Conversion Corp.	205,795	5,785
Cooper Industries Ltd. Class A	105,372	6,805
Emerson Electric Co.	472,900	31,117
Rockwell Automation, Inc.	198,337	10,216
		53,923
Industrial Conglomerates - 4.3%
3M Co.	873,366	65,502
General Electric Co.	12,036,398	415,256
Textron, Inc.	153,158	11,360
Tyco International Ltd.	2,291,929	69,835
		561,953
Machinery - 1.4%
Caterpillar, Inc.	775,562	41,811
Cummins, Inc.	49,470	4,227
Danaher Corp.	312,304	17,317
Deere & Co.	279,752	20,570
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	231,206	$ 9,540
Eaton Corp.	171,026	11,175
Illinois Tool Works, Inc.	309,792	26,534
Ingersoll-Rand Co. Ltd. Class A	191,295	14,954
ITT Industries, Inc.	104,739	11,144
Navistar International Corp. (a)	74,740	2,552
PACCAR, Inc.	197,294	14,249
Pall Corp.	141,168	4,372
Parker Hannifin Corp.	136,398	8,964
		187,409
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	427,336	23,183
CSX Corp.	245,770	11,192
Norfolk Southern Corp.	458,801	17,072
Union Pacific Corp.	298,456	20,984
		72,431
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	94,683	5,901
TOTAL INDUSTRIALS		1,429,059
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 2.7%
ADC Telecommunications, Inc. (a)	131,653	3,441
Andrew Corp. (a)	184,356	2,026
Avaya, Inc. (a)	541,384	5,592
CIENA Corp. (a)	654,289	1,466
Cisco Systems, Inc. (a)	7,252,621	138,888
Comverse Technology, Inc. (a)	227,289	5,748
Corning, Inc. (a)	1,644,717	31,332
JDS Uniphase Corp. (a)	1,643,454	2,482
Lucent Technologies, Inc. (a)	5,027,673	14,731
Motorola, Inc.	2,782,971	58,943
QUALCOMM, Inc.	1,853,922	73,211
Scientific-Atlanta, Inc.	172,943	6,658
Tellabs, Inc. (a)	508,743	4,945
		349,463
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	935,062	39,880
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	2,747,627	$ 111,196
EMC Corp. (a)	2,726,845	37,331
Gateway, Inc. (a)	337,057	1,341
Hewlett-Packard Co.	3,275,619	80,646
International Business Machines Corp.	1,830,918	152,808
Lexmark International, Inc. Class A (a)	143,704	9,010
NCR Corp. (a)	211,995	7,358
Network Appliance, Inc. (a)	415,527	10,600
QLogic Corp. (a)	103,155	3,203
Sun Microsystems, Inc. (a)	3,865,407	14,843
		468,216
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	490,714	12,876
Jabil Circuit, Inc. (a)	208,938	6,517
Molex, Inc.	190,702	5,385
Sanmina-SCI Corp. (a)	596,442	2,851
Solectron Corp. (a)	1,103,334	4,237
Symbol Technologies, Inc.	275,518	3,207
Tektronix, Inc.	100,444	2,517
		37,590
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	1,489,715	49,667
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	143,514	7,171
Automatic Data Processing, Inc.	662,023	29,400
Computer Sciences Corp. (a)	208,927	9,565
Convergys Corp. (a)	161,408	2,348
Electronic Data Systems Corp.	588,860	12,113
First Data Corp.	883,658	36,354
Fiserv, Inc. (a)	217,089	9,632
Paychex, Inc.	403,734	14,094
Sabre Holdings Corp. Class A	148,796	2,857
SunGard Data Systems, Inc. (a)	329,392	11,822
Unisys Corp. (a)	384,541	2,488
		137,844
Office Electronics - 0.1%
Xerox Corp. (a)	1,087,422	14,365
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	448,212	9,000
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Altera Corp. (a)	421,706	$ 9,223
Analog Devices, Inc.	419,907	16,460
Applied Materials, Inc.	1,865,680	34,440
Applied Micro Circuits Corp. (a)	347,863	1,047
Broadcom Corp. Class A (a)	332,129	14,205
Freescale Semiconductor, Inc. Class B	455,991	11,742
Intel Corp.	7,005,586	190,132
KLA-Tencor Corp.	223,430	11,551
Linear Technology Corp.	347,264	13,495
LSI Logic Corp. (a)	440,098	4,295
Maxim Integrated Products, Inc.	372,202	15,584
Micron Technology, Inc. (a)	697,801	8,290
National Semiconductor Corp.	396,162	9,789
Novellus Systems, Inc. (a)	156,738	4,522
NVIDIA Corp. (a)	191,746	5,189
PMC-Sierra, Inc. (a)	204,704	2,012
Teradyne, Inc. (a)	222,206	3,451
Texas Instruments, Inc.	1,886,350	59,910
Xilinx, Inc.	398,135	11,287
		435,624
Software - 3.8%
Adobe Systems, Inc.	554,950	16,449
Autodesk, Inc.	259,433	8,870
BMC Software, Inc. (a)	251,409	4,799
Citrix Systems, Inc. (a)	192,098	4,578
Computer Associates International, Inc.	604,005	16,580
Compuware Corp. (a)	440,858	3,716
Electronic Arts, Inc. (a)	347,853	20,036
Intuit, Inc. (a)	210,425	10,100
Mercury Interactive Corp. (a)	98,284	3,869
Microsoft Corp.	11,403,283	292,038
Novell, Inc. (a)	432,271	2,628
Oracle Corp. (a)	5,017,951	68,144
Parametric Technology Corp. (a)	308,284	2,127
Siebel Systems, Inc.	586,362	4,925
Symantec Corp. (a)	1,352,582	29,716
		488,575
TOTAL INFORMATION TECHNOLOGY		1,981,344
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.9%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	260,200	$ 15,550
Ashland, Inc.	76,083	4,675
Dow Chemical Co.	1,090,904	52,309
E.I. du Pont de Nemours & Co.	1,130,439	48,247
Eastman Chemical Co.	91,190	5,051
Ecolab, Inc.	249,254	8,370
Engelhard Corp.	136,893	3,927
Hercules, Inc. (a)	128,186	1,795
International Flavors & Fragrances, Inc.	100,406	3,807
Monsanto Co.	304,347	20,504
PPG Industries, Inc.	194,815	12,669
Praxair, Inc.	367,112	18,132
Rohm & Haas Co.	219,003	10,087
Sigma Aldrich Corp.	78,152	5,014
		210,137
Construction Materials - 0.1%
Vulcan Materials Co.	115,892	8,140
Containers & Packaging - 0.2%
Ball Corp.	125,020	4,745
Bemis Co., Inc.	121,612	3,284
Pactiv Corp. (a)	169,357	3,729
Sealed Air Corp. (a)	94,996	5,040
Temple-Inland, Inc.	141,274	5,621
		22,419
Metals & Mining - 0.6%
Alcoa, Inc.	989,769	27,763
Allegheny Technologies, Inc.	101,871	2,961
Freeport-McMoRan Copper & Gold, Inc. Class B	203,913	8,214
Newmont Mining Corp.	506,081	19,003
Nucor Corp.	181,803	10,081
Phelps Dodge Corp.	109,949	11,704
United States Steel Corp.	129,587	5,527
		85,253
Paper & Forest Products - 0.4%
Georgia-Pacific Corp.	295,221	10,082
International Paper Co.	556,645	17,590
Louisiana-Pacific Corp.	125,804	3,374
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	211,545	$ 6,181
Weyerhaeuser Co.	277,921	19,171
		56,398
TOTAL MATERIALS		382,347
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.8%
ALLTEL Corp.	432,001	28,728
AT&T Corp.	909,257	18,003
BellSouth Corp.	2,077,977	57,352
CenturyTel, Inc.	148,994	5,121
Citizens Communications Co.	386,532	5,079
Qwest Communications International, Inc. (a)	1,897,683	7,249
SBC Communications, Inc.	3,748,625	91,654
Sprint Corp.	1,679,318	45,174
Verizon Communications, Inc.	3,140,389	107,496
		365,856
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	1,277,171	44,446
TOTAL TELECOMMUNICATION SERVICES		410,302
UTILITIES - 3.4%
Electric Utilities - 2.1%
Allegheny Energy, Inc. (a)	184,460	5,257
Ameren Corp.	230,729	12,833
American Electric Power Co., Inc.	435,815	16,866
CenterPoint Energy, Inc.	329,679	4,530
Cinergy Corp.	225,078	9,937
Consolidated Edison, Inc.	275,895	13,287
DTE Energy Co.	197,667	9,290
Edison International	369,755	15,116
Entergy Corp.	240,591	18,752
Exelon Corp.	759,387	40,642
FirstEnergy Corp.	374,323	18,634
FPL Group, Inc.	444,822	19,181
PG&E Corp.	420,004	15,805
Pinnacle West Capital Corp.	111,615	5,112
PPL Corp.	215,347	13,261
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	282,222	$ 12,590
Southern Co.	844,709	29,556
TECO Energy, Inc.	234,895	4,454
Xcel Energy, Inc.	456,514	8,861
		273,964
Gas Utilities - 0.2%
KeySpan Corp.	196,270	7,986
Nicor, Inc.	50,089	2,045
NiSource, Inc.	308,512	7,494
Peoples Energy Corp.	43,146	1,862
		19,387
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	741,272	11,897
Calpine Corp. (a)	610,581	2,027
Constellation Energy Group, Inc.	201,473	12,131
Duke Energy Corp.	1,051,704	31,067
Dynegy, Inc. Class A (a)	376,749	2,095
TXU Corp.	272,006	23,567
		82,784
Multi-Utilities - 0.5%
CMS Energy Corp. (a)	248,289	3,933
Dominion Resources, Inc.	386,424	28,541
Public Service Enterprise Group, Inc.	270,923	17,420
Sempra Energy	271,537	11,540
		61,434
TOTAL UTILITIES		437,569
TOTAL COMMON STOCKS (Cost $10,049,047)		12,826,093
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3% 9/22/05 (d) (Cost $16,926)	$ 17,000	16,922
Money Market Funds - 2.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.31% (b)	95,172,478	$ 95,172
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	218,437,041	218,437
TOTAL MONEY MARKET FUNDS (Cost $313,609)		313,609
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $10,379,582)		13,156,624
NET OTHER ASSETS - (1.6)%		(209,341)
NET ASSETS - 100%		$ 12,947,283
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
387 S&P 500 Index Contracts	Sept. 2005	$ 119,660	$ 2,363
The face value of futures purchased as a percentage of net assets - 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investments made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of securities pledged amounted to $8,959,000.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $10,452,187,000. Net unrealized appreciation aggregated $2,706,800,000, of which $3,905,582,000 related to appreciated investment securities and $1,198,782,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 20, 2005